GE LIFE & ANNUITY SEPARATE ACCOUNT III

Financial Statements

Year ended December 31, 2003

(With Independent Auditors’ Report Thereon)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Table of Contents

December 31, 2003

Independent Auditors’ Report

Policy Owners

GE Life & Annuity Separate Account III

and

The Board of Directors

GE Life and Annuity Assurance Company:

We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account III (the Account) (comprising the AIM Variable Insurance Funds — AIM V.I. Basic Value Fund — Series II Shares, AIM V.I. Capital Appreciation Fund — Series I Shares, AIM V.I. Growth Fund — Series I Shares, AIM V.I. Premier Equity Fund — Series I Shares; The Alger American Fund — Alger American Growth Portfolio — Class O Shares, Alger American Small Capitalization Portfolio — Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. — Growth and Income Portfolio — Class B, Premier Growth Portfolio — Class B, Quasar Portfolio — Class B, Technology Portfolio — Class B; Dreyfus — Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares, The Dreyfus Socially Responsible Growth Fund, Inc. —Initial Shares; Eaton Vance Variable Trust — VT Floating — Rate Income Fund, VT Worldwide Health Sciences Fund; Federated Insurance Series — Federated American Leaders Fund II — Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II — Primary Shares, Federated High Income Bond Fund II — Service Shares, Federated International Small Company Fund II, Federated Kaufmann Fund II — Service Shares; Fidelity Variable Insurance Products Fund (VIP) — VIP Equity-Income Portfolio — Initial Class, VIP Equity-Income Portfolio — Service Class 2, VIP Growth Portfolio — Initial Class, VIP Growth Portfolio — Service Class 2, VIP Overseas Portfolio — Initial Class; Fidelity Variable Insurance Products Fund II (VIP II) — VIP II Asset ManagerSM Portfolio —Initial Class, VIP II Contrafund® Portfolio — Initial Class, VIP II Contrafund® Portfolio — Service Class 2; Fidelity Variable Insurance Products Fund III (VIP III) — VIP III Dynamic Capital Appreciation Portfolio — Service Class 2, VIP III Growth & Income Portfolio — Initial Class, VIP III Growth & Income Portfolio — Service Class 2, VIP III Growth Opportunities Portfolio — Initial Class, VIP III Mid Cap Portfolio — Service Class 2; GE Investments Funds, Inc. — Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500® Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust — Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund — Salomon Brothers Variable Emerging Growth Fund — Class II; Janus Aspen Series — Balanced Portfolio — Institutional Shares, Balanced Portfolio — Service Shares, Capital Appreciation Portfolio — Institutional Shares, Capital Appreciation Portfolio — Service Shares, Flexible Income Portfolio —Institutional Shares, Global Life Sciences Portfolio — Service Shares, Global Technology Portfolio — Service Shares, Growth Portfolio — Institutional Shares, Growth Portfolio — Service Shares, International Growth Portfolio —Institutional Shares, International Growth Portfolio — Service Shares, Mid Cap Growth Portfolio — Service Shares, Mid Cap Growth Portfolio —Institutional Shares, Worldwide Growth Portfolio — Institutional Shares, Worldwide Growth Portfolio — Service Shares; MFS® Variable Insurance Trust — MFS® Investors Growth Stock Series — Service Class Shares, MFS® Investors Trust Series — Service Class Shares, MFS® New Discovery Series — Service Class Shares, MFS® Utilities Series — Service Class Shares; Nations Separate Account Trust — Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Oppenheimer Variable Account Funds — Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA — Service Shares, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA — Service Shares, Oppenheimer Global Securities Fund/VA — Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA — Service Shares, Oppenheimer Main Street Small Cap Fund/VA — Service Shares, Oppenheimer Multiple Strategies Fund/VA; PBHG Insurance Series Fund, Inc. — PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio; PIMCO Variable Insurance Trust — Foreign Bond Portfolio — Administrative Class Shares, High Yield Portfolio — Administrative Class Shares, Long-Term U.S. Government Portfolio — Administrative Class Shares, Total Return Portfolio — Administrative Class Shares; The Prudential Series Fund, Inc. — Jennison 20/20 Focus Portfolio — Class II, Jennison Portfolio — Class II; Rydex Variable Trust — OTC Fund; Salomon Brothers Variable Series Funds Inc —Salomon Brothers Variable All Cap Fund — Class II, Salomon Brothers Variable Investors Fund — Class I, Salomon Brothers Variable Strategic Bond Fund — Class I, Salomon Brothers Variable Total Return Fund — Class I; Van Kampen Life Investment Trust — Comstock Portfolio — Class II Shares, Emerging Growth Portfolio — Class II Shares) as of December 31, 2003, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the three year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account III as of December 31, 2003, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the three year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Richmond, Virginia

February 18, 2004

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities

December 31, 2003

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares
Assets
Investments at market value (note 2a)	$112,209	220,903	143,954	510,738	2,154,920	1,443,005
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	5	—
Receivable for units sold	—	—	—	—	—	—

Total assets	112,209	220,903	143,954	510,738	2,154,925	1,443,005

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	1	2	77	53
Payable for units withdrawn	—	—	—	—	—	—

Total liabilities	—	—	1	2	77	53

Net assets attributable to variable life policy owners	$112,209	220,903	143,953	510,736	2,154,848	1,442,952

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	—	—	129,265	164,909

Net asset value per unit: Type I	$—	—	—	—	16.67	8.75

Outstanding units (notes 2b, 4a, and 5): Type II	8,612	33,777	27,212	69,677	—	—

Net asset value per unit: Type II	$13.03	6.54	5.29	7.33	—	—

Investments in securities, at cost	$104,008	188,817	117,382	463,936	2,342,682	1,267,959

Shares outstanding	10,576	10,381	9,707	25,247	64,732	83,027

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	AllianceBernstein Variable Products Series Fund, Inc.				Dreyfus		Eaton Vance Variable Trust
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	Dreyfus Investment Portfolios- Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating- Rate Income Fund	VT Worldwide Health Sciences Fund
Assets
Investments at market value (note 2a)	$2,660,253	285,021	89,968	18,062	—	36,623	177,409	102,124
Dividend receivable	—	—	—	—	—	—	211	—
Receivable from affiliate (note 4b)	—	2	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—	—	—

Total assets	2,660,253	285,023	89,968	18,062	—	36,623	177,620	102,124

Liabilities
Accrued expenses payable to affiliate (note 4c)	8	—	—	—	—	—	211	—
Payable for units withdrawn	—	—	—	—	—	—	—	—

Total liabilities	8	—	—	—	—	—	211	—

Net assets attributable to variable life policy owners	$2,660,245	285,023	89,968	18,062	—	36,623	177,409	102,124

Outstanding units (notes 2b, 4a, and 5): Type I	8,975	—	—	—	—	—	—	—

Net asset value per unit: Type I	$12.31	—	—	—	—	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	238,518	43,917	10,919	1,357	—	5,713	17,325	8,496

Net asset value per unit: Type II	$10.69	6.49	8.24	13.31	—	6.41	10.24	12.02

Investments in securities, at cost	$2,301,227	272,950	72,238	16,529	—	32,676	177,118	98,179

Shares outstanding	123,046	13,362	8,925	1,259	—	1,539	17,618	9,653

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
Assets
Investments at market value (note 2a)	$728,686	308,000	802,752	518,418	—	197,313
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	1	—	—	—
Receivable for units sold	—	—	17	—	—	—

Total assets	728,686	308,000	802,770	518,418	—	197,313

Liabilities
Accrued expenses payable to affiliate (note 4c)	26	12	29	1	—	—
Payable for units withdrawn	—	—	—	—	—	—

Total liabilities	26	12	29	1	—	—

Net assets attributable to variable life policy owners	$728,660	307,988	802,741	518,417	—	197,313

Outstanding units (notes 2b, 4a, and 5): Type I	43,528	23,728	48,040	—	—	—

Net asset value per unit: Type I	$16.74	12.98	16.71	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	—	43,130	—	14,681

Net asset value per unit: Type II	$—	—	—	12.02	—	13.44

Investments in securities, at cost	$697,868	385,828	751,634	485,557	—	188,281

Shares outstanding	38,151	36,493	100,470	65,046	—	17,308

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	Fidelity Variable Insurance Products Fund (VIP)
	VIP Equity- Income Portfolio — Initial Class	VIP Equity- Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class
Assets
Investments at market value (note 2a)	$10,305,070	1,812,335	6,553,085	400,525	4,712,886
Dividend receivable	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	5	—	6
Receivable for units sold	—	—	—	—	—

Total assets	10,305,070	1,812,335	6,553,090	400,525	4,712,892

Liabilities
Accrued expenses payable to affiliate (note 4c)	370	6	234	2	168
Payable for units withdrawn	—	—	—	—	—

Total liabilities	370	6	234	2	168

Net assets attributable to variable life policy owners	$10,304,700	1,812,329	6,552,856	400,523	4,712,724

Outstanding units (notes 2b, 4a, and 5): Type I	256,975	—	161,999	—	232,040

Net asset value per unit: Type I	$40.10	—	40.45	—	20.31

Outstanding units (notes 2b, 4a, and 5): Type II	—	169,061	—	57,546	—

Net asset value per unit: Type II	$—	10.72	—	6.96	—

Investments in securities, at cost	$9,398,814	1,554,693	5,676,491	352,757	4,273,806

Shares outstanding	444,567	78,934	211,117	13,038	302,302

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	Fidelity Variable Insurance Products Fund II (VIP II)			Fidelity Variable Insurance Products Fund III (VIP III)
	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2
Assets
Investments at market value (note 2a)	$4,954,626	7,580,249	1,344,859	—	571,670	302,888	191,606	1,256,494
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	2	—	2	—	—	1	—	—
Receivable for units sold	—	—	—	—	19,313	—	—	—

Total assets	4,954,628	7,580,249	1,344,861	—	590,983	302,889	191,606	1,256,494

Liabilities
Accrued expenses payable to affiliate (note 4c)	177	278	—	—	22	—	7	5
Payable for units withdrawn	—	—	—	—	—	—	—	—

Total liabilities	177	278	—	—	22	—	7	5

Net assets attributable to variable life policy owners	$4,954,451	7,579,971	1,344,861	—	590,961	302,889	191,599	1,256,489

Outstanding units (notes 2b, 4a, and 5): Type I	174,391	260,928	—	—	40,229	—	18,024	8,391

Net asset value per unit: Type I	$28.41	29.05	—	—	14.69	—	10.63	13.95

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	134,756	—	—	33,617	—	90,145

Net asset value per unit: Type II	$—	—	9.98	—	—	9.01	—	12.64

Investments in securities, at cost	$5,148,158	6,843,392	1,138,458	—	534,887	276,222	198,211	1,007,885

Shares outstanding	342,644	327,724	58,651	—	43,112	23,139	12,714	52,419

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	GE Investment Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
Assets
Investments at market value (note 2a)	$219,097	2,089,121	380,106	2,867,236	12,206,063	1,430,589	1,938,998	7,696,333	1,254,909	2,266,219	891,196	505,890
Dividend receivable	—	—	—	—	6,948	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	1	—	1	—	—	6	2	—	—	1	2	—
Receivable for units sold	—	28	—	—	—	—	7	—	—	31	—	—

Total assets	219,098	2,089,149	380,107	2,867,236	12,213,011	1,430,595	1,939,007	7,696,333	1,254,909	2,266,251	891,198	505,890

Liabilities
Accrued expenses payable to affiliate (note 4c)	8	65	13	65	7,326	27	63	185	14	68	16	—
Payable for units withdrawn	—	—	—	—	19,996	—	6	—	—	—	—	—

Total liabilities	8	65	13	65	27,322	27	69	185	14	68	16	—

Net assets attributable to variable life policy owners	$219,090	2,089,084	380,094	2,867,171	12,185,689	1,430,568	1,938,938	7,696,148	1,254,895	2,266,183	891,182	505,890

Outstanding units (notes 2b, 4a, and 5): Type I	17,333	131,112	29,649	95,002	600,463	77,301	62,954	118,264	28,721	54,211	39,733	—

Net asset value per unit: Type I	$12.64	13.34	12.82	18.93	17.39	9.78	28.06	38.71	12.84	35.36	10.82	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	30,525	—	85,984	162,198	75,879	13,675	372,096	65,348	30,240	50,413	53,308

Net asset value per unit: Type II	$—	11.14	—	12.43	10.75	8.89	12.61	8.38	13.56	11.55	9.15	9.49

Investments in securities, at cost	$479,889	2,165,612	283,447	2,547,858	12,206,063	1,060,460	1,780,326	7,324,424	1,112,994	2,155,597	747,274	459,928

Shares outstanding	18,758	165,672	44,613	164,030	12,206,063	20,304	115,623	375,248	98,501	150,180	28,310	56,085

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio — Institutional Shares
Assets
Investments at market value (note 2a)	$91,569	2,899,152	68,084	4,360,022	1,621,272	990,679	122,699	330,689
Dividend receivable	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	3	—	—	6	—	—	—
Receivable for units sold	—	—	—	—	—	10,000	—	—

Total assets	91,569	2,899,155	68,084	4,360,022	1,621,278	1,000,679	122,699	330,689

Liabilities
Accrued expenses payable to affiliate (note 4c)	3	104	—	158	—	36	—	12
Payable for units withdrawn	—	—	—	—	—	—	—	—

Total liabilities	3	104	—	158	—	36	—	12

Net assets attributable to variable life policy owners	$91,566	2,899,051	68,084	4,359,864	1,621,278	1,000,643	122,699	330,677

Outstanding units (notes 2b, 4a, and 5): Type I	10,992	203,015	—	189,807	—	50,233	—	19,214

Net asset value per unit: Type I	$8.33	14.28	—	22.97	—	19.92	—	17.21

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	5,361	—	159,732	—	16,901	—

Net asset value per unit: Type II	$—	—	12.70	—	10.15	—	7.26	—

Investments in securities, at cost	$81,509	2,547,040	64,708	4,081,341	1,529,453	958,952	112,269	332,892

Shares outstanding	9,157	216,840	3,519	189,731	68,063	47,537	5,933	26,476

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	Janus Aspen Series (continued)
	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional Shares	Growth Portfolio — Service Shares	International Growth Portfolio — Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares
Assets
Investments at market value (note 2a)	$435,835	89,554	3,864,904	97,434	1,723,541	269,097	575,468	1,640,885	5,339,506	219,786
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	2	—	—	—	—	1	—	2	8	—
Receivable for units sold	—	—	—	—	—	—	—	10,000	—	—

Total assets	435,837	89,554	3,864,904	97,434	1,723,541	269,098	575,468	1,650,887	5,339,514	219,786

Liabilities
Accrued expenses payable to affiliate (note 4c)	8	3	144	—	66	—	5	59	190	1
Payable for units withdrawn	—	—	19,313	—	—	—	—	—	—	—

Total liabilities	8	3	19,457	—	66	—	5	59	190	1

Net assets attributable to variable life policy owners	$435,829	89,551	3,845,447	97,434	1,723,475	269,098	575,463	1,650,828	5,339,324	219,785

Outstanding units (notes 2b, 4a, and 5): Type I	22,853	20,384	193,045	—	98,597	—	—	86,612	241,380	—

Net asset value per unit: Type I	$8.14	3.55	19.92	—	17.48	—	—	19.06	22.12	—

Outstanding units (notes 2b, 4a, and 5): Type II	33,987	3,988	—	14,990	—	38,388	120,138	—	—	33,504

Net asset value per unit: Type II	$7.35	4.31	—	6.50	—	7.01	4.79	—	—	6.56

Investments in securities, at cost	$408,979	210,041	2,894,392	91,756	1,399,325	214,110	516,423	1,556,731	4,673,792	199,448

Shares outstanding	63,256	25,369	200,983	5,117	74,742	11,756	27,338	76,677	206,797	8,552

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	MFS® Variable Insurance Trust				Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
Assets
Investments at market value (note 2a)	$428,889	802,333	286,824	1,099,274	84,883	39,335
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	3	1	—	—	—
Receivable for units sold	—	—	—	—	—	—

Total assets	428,889	802,336	286,825	1,099,274	84,883	39,335

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	—	4	2	—	—
Payable for units withdrawn	—	—	—	—	—	—

Total liabilities	—	—	4	2	—	—

Net assets attributable to variable life policy owners	$428,889	802,336	286,821	1,099,272	84,883	39,335

Outstanding units (notes 2b, 4a, and 5): Type I	—	—	7,618	—	—	—

Net asset value per unit: Type I	$—	—	12.75	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	69,512	99,299	22,855	138,622	6,802	2,909

Net asset value per unit: Type II	$6.17	8.08	8.30	7.93	12.48	13.52

Investments in securities, at cost	$379,366	786,298	257,898	1,001,001	79,386	36,412

Shares outstanding	50,045	49,344	20,709	69,267	5,763	2,901

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
Assets
Investments at market value (note 2a)	$3,169,483	73,281	1,861,298	3,335,135	68,324	1,419,192	3,115,486	949,639	192,295	3,110,098
Dividend receivable	—	—	—	—	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	—	—	2	—	7	1	4	—	—
Receivable for units sold	—	—	—	—	—	—	19	—	—	—

Total assets	3,169,483	73,281	1,861,298	3,335,137	68,324	1,419,199	3,115,506	949,643	192,295	3,110,098

Liabilities
Accrued expenses payable to affiliate (note 4c)	114	—	67	119	—	—	111	—	—	115
Payable for units withdrawn	—	—	—	—	—	—	—	—	—	—

Total liabilities	114	—	67	119	—	—	111	—	—	115

Net assets attributable to variable life policy owners	$3,169,369	73,281	1,861,231	3,335,018	68,324	1,419,199	3,115,395	949,643	192,295	3,109,983

Outstanding units (notes 2b, 4a, and 5): Type I	90,347	—	65,421	80,653	—	—	84,132	—	—	88,781

Net asset value per unit: Type I	$35.08	—	28.45	41.35	—	—	37.03	—	—	35.03

Outstanding units (notes 2b, 4a, and 5): Type II	—	6,046	—	—	5,497	142,490	—	108,531	13,894	—

Net asset value per unit: Type II	$—	12.12	—	—	12.43	9.96	—	8.75	13.84	—

Investments in securities, at cost	$4,296,183	71,404	1,815,935	2,689,830	65,170	1,106,617	2,868,816	837,390	175,274	3,065,245

Shares outstanding	86,338	2,006	162,986	96,113	1,979	56,859	361,845	49,719	14,350	195,358

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust				The Prudential Series Fund, Inc.		Rydex Variable Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison 20/20 Focus Portfolio — Class II	Jennison Portfolio — Class II	OTC Fund
Assets
Investments at market value (note 2a)	$129,635	336,883	88,237	1,230,140	1,688,741	3,501,952	—	—	46,499
Dividend receivable	—	—	169	7,277	3,429	6,417	—	—	—
Receivable from affiliate (note 4b)	—	—	—	—	—	—	—	—	—
Receivable for units sold	—	—	—	—	—	—	—	—	—

Total assets	129,635	336,883	88,406	1,237,417	1,692,170	3,508,369	—	—	46,499

Liabilities
Accrued expenses payable to affiliate (note 4c)	5	13	169	7,279	3,431	6,429	—	—	—
Payable for units withdrawn	—	—	—	—	—	—	—	—	—

Total liabilities	5	13	169	7,279	3,431	6,429	—	—	—

Net assets attributable to variable life policy owners	$129,630	336,870	88,237	1,230,138	1,688,739	3,501,940	—	—	46,499

Outstanding units (notes 2b, 4a, and 5): Type I	14,136	21,989	—	—	—	20,461	—	—	—

Net asset value per unit: Type I	$9.17	15.32	—	—	—	10.11	—	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	—	—	7,145	99,205	123,446	257,227	—	—	11,019

Net asset value per unit: Type II	$—	—	12.35	12.40	13.68	12.81	—	—	4.22

Investments in securities, at cost	$123,751	300,917	88,702	1,140,845	1,683,267	3,465,902	—	—	44,762

Shares outstanding	13,188	20,642	8,797	150,200	153,383	338,026	—	—	3,533

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Assets and Liabilities, Continued

December 31, 2003

	Salomon Brothers Variable Series Fund Inc				Van Kampen Life Investment Trust
	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
Assets
Investments at market value (note 2a)	$66,213	628,445	446,878	133,184	238,283	25,854
Dividend receivable	—	—	—	—	—	—
Receivable from affiliate (note 4b)	—	2	—	—	1	—
Receivable for units sold	—	—	—	—	—	—

Total assets	66,213	628,447	446,878	133,184	238,284	25,854

Liabilities
Accrued expenses payable to affiliate (note 4c)	—	22	16	5	—	—
Payable for units withdrawn	—	—	—	—	—	—

Total liabilities	—	22	16	5	—	—

Net assets attributable to variable life policy owners	$66,213	628,425	446,862	133,179	238,284	25,854

Outstanding units (notes 2b, 4a, and 5): Type I	—	44,007	32,833	11,442	—	—

Net asset value per unit: Type I	$—	14.28	13.61	11.64	—	—

Outstanding units (notes 2b, 4a, and 5): Type II	5,070	—	—	—	22,416	2,774

Net asset value per unit: Type II	$13.06	—	—	—	10.63	9.32

Investments in securities, at cost	$62,422	612,550	498,232	128,034	199,444	23,421

Shares outstanding	4,239	49,523	41,036	12,389	20,279	1,068

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares	AIM V.I. Growth Fund — Series I Shares	AIM V.I. Premier Equity Fund — Series I Shares	Alger American Growth Portfolio — Class O Shares	Alger American Small Capitalization Portfolio — Class O Shares
	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003			Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	—	—	1,412	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	—	—	23,953	13,456

Net investment income (expense)	—	—	—	1,412	(23,953)	(13,456)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	130	754	182	(4,614)	(541,281)	50,737
Unrealized appreciation (depreciation)	8,201	37,269	30,307	106,297	1,109,677	300,698
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	8,331	38,023	30,489	101,683	568,396	351,435

Increase (decrease) in net assets from operations	$8,331	38,023	30,489	103,095	544,443	337,979

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	AllianceBernstein Variable Products Series Fund, Inc.				Dreyfus		Eaton Vance Variable Trust
	Growth and Income Portfolio — Class B	Premier Growth Portfolio — Class B	Quasar Portfolio — Class B	Technology Portfolio — Class B	Dreyfus Investment Portfolios- Emerging Markets Portfolio — Initial Shares	The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	VT Floating- Rate Income Fund	VT Worldwide Health Sciences Fund
	Year ended December 31, 2003			Period from May 1, 2003 to December 31, 2003	Period from January 1, 2003 to November 14, 2003	Year ended December 31, 2003	Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$16,112	—	—	—	39	37	495	—
Expenses — Mortality and expense risk charges and administrative expenses —Type I (note 4a)	476	—	—	—	—	—	—	—

Net investment income (expense)	15,636	—	—	—	39	37	495	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(6,158)	(11,554)	8,331	32	14,470	(19)	97	41
Unrealized appreciation (depreciation)	561,403	59,422	36,096	1,534	1,849	7,814	290	3,944
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	555,245	47,868	44,427	1,566	16,319	7,795	387	3,985

Increase (decrease) in net assets from operations	$570,881	47,868	44,427	1,566	16,358	7,832	882	3,985

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares	Federated Capital Income Fund II	Federated High Income Bond Fund II — Primary Shares	Federated High Income Bond Fund II — Service Shares	Federated International Small Company Fund II	Federated Kaufmann Fund II — Service Shares
	Year ended December 31, 2003				Period from January 1, 2003 to November 14, 2003	Period from May 1, 2003 to December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$10,042	16,587	48,405	18,647	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	8,528	3,475	11,354	—	—	—

Net investment income (expense)	1,514	13,112	37,051	18,647	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(42,011)	(36,499)	187,510	3,425	(3,005)	35
Unrealized appreciation (depreciation)	204,240	71,603	(55,683)	39,322	13,860	9,032
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	162,229	35,104	131,827	42,747	10,855	9,067

Increase (decrease) in net assets from operations	$163,743	48,216	168,878	61,394	10,855	9,067

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund (VIP)
	VIP Equity-Income Portfolio — Initial Class	VIP Equity-Income Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class	VIP Growth Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$158,931	14,784	16,215	212	13,981
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	114,455	—	76,991	—	36,625

Net investment income (expense)	44,476	14,784	(60,776)	212	(22,644)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(542,079)	4,909	(141,120)	(1,237)	880,872
Unrealized appreciation (depreciation)	2,784,701	342,641	1,818,692	77,165	183,006
Capital gain distributions	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	2,242,622	347,550	1,677,572	75,928	1,063,878

Increase (decrease) in net assets from operations	$2,287,098	362,334	1,616,796	76,140	1,041,234

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Fidelity Variable Insurance Products Fund II (VIP II)			Fidelity Variable Insurance Products Fund III (VIP III)
	VIP II Asset ManagerSM Portfolio — Initial Class	VIP II Contrafund® Portfolio — Initial Class	VIP II Contrafund® Portfolio — Service Class 2	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class	VIP III Growth & Income Portfolio — Service Class 2	VIP III Growth Opportunities Portfolio — Initial Class	VIP III Mid Cap Portfolio — Service Class 2
	Year ended December 31, 2003			Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$170,690	28,640	1,644	—	5,379	1,360	1,723	1,406
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	61,840	83,272	—	—	6,070	—	2,642	396

Net investment income (expense)	108,850	(54,632)	1,644	—	(691)	1,360	(919)	1,010

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(110,794)	(94,695)	8,716	—	(16,559)	(321)	(69,034)	10,824
Unrealized appreciation (depreciation)	724,610	1,727,182	220,632	—	101,842	36,253	128,089	260,724
Capital gain distributions	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	613,816	1,632,487	229,348	—	85,283	35,932	59,055	271,548

Increase (decrease) in net assets from operations	$722,666	1,577,855	230,992	—	84,592	37,292	58,136	272,558

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	GE Investments Funds, Inc.
	Global Income Fund	Income Fund	International Equity Fund	Mid-Cap Value Equity Fund	Money Market Fund	Premier Growth Equity Fund	Real Estate Securities Fund	S&P 500® Index Fund	Small-Cap Value Equity Fund	Total Return Fund	U.S. Equity Fund	Value Equity Fund
	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$7,228	108,490	3,100	32,258	123,668	2,150	55,349	89,372	664	24,124	7,290	5,881
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	2,983	27,808	4,152	17,607	175,943	8,094	16,544	51,244	242	22,078	4,707	—

Net investment income (expense)	4,245	80,682	(1,052)	14,651	(52,275)	(5,944)	38,805	38,128	422	2,046	2,583	5,881

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	53,919	(171,569)	81,725	(24,109)	—	116,934	20,106	(746,385)	(129)	(12,486)	5,443	2,194
Unrealized appreciation (depreciation)	(34,787)	133,137	19,579	630,415	(1)	157,099	256,920	2,226,239	179,474	323,539	144,761	63,738
Capital gain distributions	—	14,868	—	—	—	—	81,522	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	19,132	(23,564)	101,304	606,306	(1)	274,033	358,548	1,479,854	179,345	311,053	150,204	65,932

Increase (decrease) in net assets from operations	$23,377	57,118	100,252	620,957	(52,276)	268,089	397,353	1,517,982	179,767	313,099	152,787	71,813

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Goldman Sachs Variable Insurance Trust		Greenwich Street Series Fund	Janus Aspen Series
	Goldman Sachs Growth and Income Fund	Goldman Sachs Mid Cap Value Fund	Salomon Brothers Variable Emerging Growth Fund — Class II	Balanced Portfolio — Institutional Shares	Balanced Portfolio — Service Shares	Capital Appreciation Portfolio — Institutional Shares	Capital Appreciation Portfolio — Service Shares	Flexible Income Portfolio — Institutional Shares
	Year ended December 31, 2003		Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$1,079	21,287	—	91,564	25,021	4,397	199	15,870
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	1,031	27,689	—	52,856	—	12,587	—	6,008

Net investment income (expense)	48	(6,402)	—	38,708	25,021	(8,190)	199	9,862

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(8,632)	7,041	37	(3,124)	160	(172,940)	(2,950)	(136,448)
Unrealized appreciation (depreciation)	25,649	481,105	3,376	451,448	143,958	356,288	15,752	156,405
Capital gain distributions	—	27,942	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	17,017	516,088	3,413	448,324	144,118	183,348	12,802	19,957

Increase (decrease) in net assets from operations	$17,065	509,686	3,413	487,032	169,139	175,158	13,001	29,819

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Janus Aspen Series (continued)
	Global Life Sciences Portfolio — Service Shares	Global Technology Portfolio — Service Shares	Growth Portfolio — Institutional shares	Growth Portfolio — Service Shares	International Growth Portfolio — Institutional Shares	International Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Service Shares	Mid Cap Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Institutional Shares	Worldwide Growth Portfolio — Service Shares
	Year ended Deccember 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	—	3,186	—	16,735	1,914	—	—	56,860	1,587
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	2,378	495	46,172	—	18,594	—	—	19,118	69,645	—

Net investment income (expense)	(2,378)	(495)	(42,986)	—	(1,859)	1,914	—	(19,118)	(12,785)	1,587

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(60,270)	(81,442)	112,145	(192)	321,686	(2,553)	(16,350)	(675,753)	(1,217,194)	(1,911)
Unrealized appreciation (depreciation)	158,696	96,889	855,020	23,736	84,505	63,495	159,910	1,145,151	2,373,791	44,505
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	98,426	15,447	967,165	23,544	406,191	60,942	143,560	469,398	1,156,597	42,594

Increase (decrease) in net assets from operations	$96,048	14,952	924,179	23,544	404,332	62,856	143,560	450,280	1,143,812	44,181

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	MFS® Variable Insurance Trust				Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Utilities Series — Service Class Shares	Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
	Year ended December 31, 2003				Period from May 1, 2003 to December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	3,106	—	17,448	—	2
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	—	322	—	—	—

Net investment income (expense)	—	3,106	(322)	17,448	—	2

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	926	(27,256)	(4,633)	(11,544)	343	94
Unrealized appreciation (depreciation)	63,012	166,050	46,569	258,830	5,497	2,923
Capital gain distributions	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	63,938	138,794	41,936	247,286	5,840	3,017

Increase (decrease) in net assets from operations	$63,938	141,900	41,614	264,734	5,840	3,019

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares	Oppenheimer High Income Fund/VA	Oppenheimer Main Street Fund/VA — Service Shares	Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Year ended December 31, 2003	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003		Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003			Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	—	104,072	10,905	—	5,449	182,017	4,065	—	76,086
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	38,655	—	25,240	36,893	—	—	38,164	—	—	34,749

Net investment income (expense)	(38,655)	—	78,832	(25,988)	—	5,449	143,853	4,065	—	41,337

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(461,224)	127	6,119	128,882	8	(14,501)	74,571	(873)	73	(45,065)
Unrealized appreciation (depreciation)	1,136,707	1,877	20,880	636,930	3,154	395,571	359,795	154,749	17,022	582,549
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Net realized and unrealized gain (loss) on investments	675,483	2,004	26,999	765,812	3,162	381,070	434,366	153,876	17,095	537,484

Increase (decrease) in net assets from operations	$636,828	2,004	105,831	739,824	3,162	386,519	578,219	157,941	17,095	578,821

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	PBHG Insurance Series Fund, Inc.		PIMCO Variable Insurance Trust				The Prudential Series Fund Inc.		Rydex Variable Trust
	PBHG Growth II Portfolio	PBHG Large Cap Growth Portfolio	Foreign Bond Portfolio — Administrative Class Shares	High Yield Portfolio — Administrative Class Shares	Long-Term U.S. Government Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	Jennison 20/20 Focus Portfolio — Class II	Jennison Portfolio — Class II	OTC Fund
	Year ended December 31, 2003		Year ended December 31, 2003				Period from May 1, 2003 to December 31, 2003		Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	—	4,042	58,392	35,085	71,397	—	—	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	1,617	4,102	—	—	—	1,129	—	—	—

Net investment income (expense)	(1,617)	(4,102)	4,042	58,392	35,085	70,268	—	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(85,315)	(59,352)	2,418	12,517	4,298	14,192	—	—	30,622
Unrealized appreciation (depreciation)	107,988	143,064	(2,562)	92,623	(13,778)	6,770	—	—	6,817
Capital gain distributions	—	—	—	—	24,748	28,306	—	—	—

Net realized and unrealized gain (loss) on investments	22,673	83,712	(144)	105,140	15,268	49,268	—	—	37,439

Increase (decrease) in net assets from operations	$21,056	79,610	3,898	163,532	50,353	119,536	—	—	37,439

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Operations, Continued

	Salomon Brothers Variable Series Fund Inc				Van Kampen Life Investment Trust
	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I	Salomon Brothers Variable Strategic Bond Fund — Class I	Salomon Brothers Variable Total Return Fund — Class I	Comstock Portfolio — Class II Shares	Emerging Growth Portfolio — Class II Shares
	Period from May 1, 2003 to December 31, 2003	Year ended December 31, 2003			Year ended December 31, 2003
Investment income and expense:
Income — Ordinary dividends	$—	7,553	23,650	2,009	621	—
Expenses — Mortality and expense risk charges and administrative expenses — Type I (note 4a)	—	5,891	8,318	881	—	—

Net investment income (expense)	—	1,662	15,332	1,128	621	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1	(13,496)	40,903	(14)	859	267
Unrealized appreciation (depreciation)	3,791	139,043	8,234	8,315	36,982	2,433
Capital gain distributions	—	—	9,885	1,541	—	—

Net realized and unrealized gain (loss) on investments	3,792	125,547	59,022	9,842	37,841	2,700

Increase (decrease) in net assets from operations	$3,792	127,209	74,354	10,970	38,462	2,700

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets

	AIM Variable Insurance Funds							The Alger American Fund
	AIM V.I. Basic Value Fund — Series II Shares	AIM V.I. Capital Appreciation Fund — Series I Shares		AIM V.I. Growth Fund — Series I Shares		AIM V.I. Premier Equity Fund — Series I Shares		Alger American Growth Portfolio — Class O Shares		Alger American Small Capitalization Portfolio — Class O Shares
	Period from May 1, 2003 to December 31, 2003	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
		2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	—	—	—	1,412	1,339	(23,953)	(29,297)	(13,456)	(15,894)
Net realized gain (loss) on investments	130	754	(3,980)	182	(1,337)	(4,614)	(49,742)	(541,281)	(856,630)	50,737	(262,141)
Unrealized appreciation (depreciation) on investments	8,201	37,269	(5,925)	30,307	(3,984)	106,297	(59,866)	1,109,677	(121,542)	300,698	(121,753)
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	8,331	38,023	(9,905)	30,489	(5,321)	103,095	(108,269)	544,443	(1,007,469)	337,979	(399,788)

From capital transactions:
Net premiums	109,481	74,647	27,932	22,548	46,528	76,799	80,733	—	—	—	—
Loan interest	—	(64)	—	—	—	461	—	(120)	(2,191)	536	(31,465)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	—	(6,986)	(8,924)	(1,189)	(8,239)
Surrenders	—	—	—	—	—	—	—	(57,848)	(76,130)	(37,528)	(3,551)
Loans	—	—	—	—	—	—	—	(11,554)	(42,370)	(7,691)	(12,494)
Cost of insurance and administrative expenses (note 4a)	(489)	(3,008)	(914)	(2,354)	(499)	(10,078)	(6,961)	(35,848)	(38,299)	(17,404)	(16,532)
Transfers (to) from the Guarantee Account	(5,114)	59,525	15,914	19,418	8,067	(6,328)	161,543	184,691	(496)	235,868	(11,613)
Transfers (to) from other subaccounts	—	—	—	8,270	7,378	(2,703)	(9,476)	—	(633,828)	—	(242,497)

Increase (decrease) in net assets from capital transactions (note 5)	103,878	131,100	42,932	47,882	61,474	58,151	225,839	72,335	(802,238)	172,592	(326,391)

Increase (decrease) in net assets	112,209	169,123	33,027	78,371	56,153	161,246	117,570	616,778	(1,809,707)	510,571	(726,179)
Net assets at beginning of year	—	51,780	18,753	65,582	9,429	349,490	231,920	1,538,070	3,347,777	932,381	1,658,560

Net assets at end of year	$112,209	220,903	51,780	143,953	65,582	510,736	349,490	2,154,848	1,538,070	1,442,952	932,381

Changes in units (note 5):
Units purchased	9,077	24,075	7,604	11,477	14,777	13,335	34,361	15,628	—	20,887	—
Units redeemed	(465)	(551)	(158)	(538)	(119)	(3,298)	(2,331)	(9,507)	(54,081)	(5,638)	(44,097)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	8,612	23,524	7,446	10,939	14,658	10,037	32,030	6,121	(54,081)	15,249	(44,097)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	AllianceBernstein Variable Products Series Fund, Inc.							Dreyfus				Eaton Vance Variable Trust
	Growth and Income Portfolio — Class B		Premier Growth Portfolio — Class B		Quasar Portfolio — Class B		Technology Portfolio — Class B	Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares		The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares		VT Floating-Rate Income Fund	VT Worldwide Health Sciences Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from May 1, 2003 to December 31, 2003	Period from January 1, 2003 to November 14, 2003	Year ended December 31, 2002	Year ended December 31,		Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003
	2003	2002	2003	2002	2003	2002				2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$15,636	4,609	—	—	—	—	—	39	208	37	61	495	—
Net realized gain (loss) on investments	(6,158)	(44,745)	(11,554)	(12,020)	8,331	(10,900)	32	14,470	1	(19)	(191)	97	41
Unrealized appreciation (depreciation) on investments	561,403	(205,123)	59,422	(32,163)	36,096	(19,635)	1,534	1,849	(2,849)	7,814	(4,088)	290	3,944
Capital gain distributions	—	28,332	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	570,881	(216,927)	47,868	(44,183)	44,427	(30,535)	1,566	16,358	(2,640)	7,832	(4,218)	882	3,985

From capital transactions:
Net premiums	468,110	409,307	95,588	133,988	5,000	27,074	16,692	3,027	18,950	2,500	5,300	177,283	91,930
Loan interest	—	—	—	—	(20)	(32)	—	(66)	—	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	—	—	—	—	—	—	—
Surrenders	(34,097)	—	—	—	—	—	—	—	—	—	—	—	—
Loans	—	—	—	—	—	—	—	—	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(44,607)	(20,915)	(4,844)	(2,559)	(2,552)	(1,875)	(147)	(798)	(354)	(649)	(322)	(549)	(440)
Transfers (to) from the Guarantee Account	260,096	665,296	702	29,137	(11,669)	37,507	(49)	3,271	5	3,586	10,252	(207)	6,649
Transfers (to) from other subaccounts	111,058	2,551	1,467	(11,714)	(41,640)	3,076	—	(44,872)	3,087	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	760,560	1,056,239	92,913	148,852	(50,881)	65,750	16,496	(39,438)	21,688	5,437	15,231	176,527	98,139

Increase (decrease) in net assets	1,331,441	839,312	140,781	104,669	(6,454)	35,215	18,062	(23,080)	19,048	13,269	11,013	177,409	102,124
Net assets at beginning of year	1,328,804	489,492	144,242	39,573	96,422	61,207	—	23,080	4,032	23,354	12,341	—	—

Net assets at end of year	$2,660,245	1,328,804	285,023	144,242	89,968	96,422	18,062	—	23,080	36,623	23,354	177,409	102,124

Changes in units (note 5):
Units purchased	91,854	119,553	17,355	24,345	637	10,191	1,373	378	1,990	1,249	2,932	17,399	8,534
Units redeemed	(8,614)	(2,321)	(860)	(2,130)	(7,123)	(287)	(16)	(2,748)	(32)	(133)	(61)	(74)	(38)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	83,240	117,232	16,495	22,215	(6,486)	9,904	1,357	(2,370)	1,958	1,116	2,871	17,325	8,496

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Federated Insurance Series
	Federated American Leaders Fund II — Primary Shares		Federated Capital Income Fund II		Federated High Income Bond Fund II — Primary Shares		Federated High Income Bond Fund II — Service Shares		Federated International Small Company Fund II		Federated Kaufmann Fund II — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from January 1, 2003 to November 14, 2003	Year ended December 31, 2002	Period from May 1, 2003 to December 31, 2003
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$1,514	(326)	13,112	11,490	37,051	50,797	18,647	11,307	—	—	—
Net realized gain (loss) on investments	(42,011)	(47,590)	(36,499)	(36,835)	187,510	(250,845)	3,425	(1,622)	(3,005)	679	35
Unrealized appreciation (depreciation) on investments	204,240	(146,896)	71,603	(59,539)	(55,683)	210,160	39,322	(7,250)	13,860	(3,824)	9,032
Capital gain distributions	—	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	163,743	(194,812)	48,216	(84,884)	168,878	10,112	61,394	2,435	10,855	(3,145)	9,067

From capital transactions:
Net premiums	—	—	—	—	—	1,800	140,943	14,886	31,207	8,611	175,443
Loan interest	155	(72)	(116)	(127)	(3,898)	(29)	—	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(1,308)	—	—	(3,737)	—	—	—	—	—
Surrenders	(7,540)	(7,908)	(1,365)	(731)	(4,248)	(155,149)	(10,663)	—	(9,715)	—	—
Loans	(13,710)	(5,396)	—	183	5,132	539	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(8,483)	(10,991)	(3,739)	(3,792)	(11,920)	(8,931)	(7,159)	(2,955)	(596)	(317)	(689)
Transfers (to) from the Guarantee Account	(25,503)	2,762	13,719	211	(34,475)	(2,976)	45,066	19,078	3,821	(221)	5,222
Transfers (to) from other subaccounts	—	(237,283)	—	7,655	—	242,999	85,473	59,221	(50,498)	—	8,270

Increase (decrease) in net assets from capital transactions (note 5)	(55,081)	(258,888)	7,191	3,399	(49,409)	74,516	253,660	90,230	(25,781)	8,073	188,246

Increase (decrease) in net assets	108,662	(453,700)	55,407	(81,485)	119,469	84,628	315,054	92,665	(14,926)	4,928	197,313
Net assets at beginning of year	619,998	1,073,698	252,581	334,066	683,272	598,644	203,363	110,698	14,926	9,998	—

Net assets at end of year	$728,660	619,998	307,988	252,581	802,741	683,272	518,417	203,363	—	14,926	197,313

Changes in units (note 5):
Units purchased	8	182	1,060	392	134	20,015	24,109	9,529	3,735	1,312	14,735
Units redeemed	(3,167)	(17,178)	(505)	(226)	(1,428)	(13,936)	(1,583)	(302)	(6,484)	(82)	(54)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	(3,159)	(16,996)	555	166	(1,294)	6,079	22,526	9,227	(2,749)	1,230	14,681

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund (VIP)
	VIP Equity-Income Portfolio — Initial Class		VIP Equity-Income Portfolio — Service Class 2		VIP Growth Portfolio — Initial Class		VIP Growth Portfolio — Service Class 2		VIP Overseas Portfolio — Initial Class
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$44,476	59,018	14,784	5,161	(60,776)	(75,030)	212	137	(22,644)	(10,362)
Net realized gain (loss) on investments	(542,079)	(473,955)	4,909	(25,638)	(141,120)	(3,955,861)	(1,237)	(14,160)	880,872	(1,713,734)
Unrealized appreciation (depreciation) on investments	2,784,701	(1,909,310)	342,641	(93,881)	1,818,692	1,213,874	77,165	(29,729)	183,006	1,267,133
Capital gain distributions	—	262,586	—	7,437	—	—	—	—	—	—

Increase (decrease) in net assets from operations	2,287,098	(2,061,661)	362,334	(106,921)	1,616,796	(2,817,017)	76,140	(43,752)	1,041,234	(456,963)

From capital transactions:
Net premiums	—	—	619,330	246,604	—	—	123,906	28,047	5,000	(8,036)
Loan interest	(2,204)	(687)	(74)	—	(8,973)	(48,312)	—	—	5,278	1,515
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(137,549)	(104,613)	(11,125)	(4,204)	(54,523)	(32,887)	—	—	(27,426)	(37,142)
Surrenders	(268,449)	(439,991)	—	—	(197,718)	(325,791)	—	(10,387)	(57,778)	(45,989)
Loans	(42,864)	(79,635)	(1,479)	—	(52,903)	(17,409)	—	—	(144,005)	(21,916)
Cost of insurance and administrative expenses (note 4a)	(97,936)	(111,834)	(26,012)	(11,276)	(67,052)	(80,252)	(5,722)	(2,964)	(28,710)	(19,739)
Transfers (to) from the Guarantee Account	609	(32,280)	79,765	279,729	(180,344)	18,756	8,272	71,901	107,877	105,870
Transfers (to) from other subaccounts	—	(914,005)	46,539	48,766	—	(706,201)	49,466	6,756	—	1,993,201

Increase (decrease) in net assets from capital transactions (note 5)	(548,393)	(1,683,045)	706,944	559,619	(561,513)	(1,192,096)	175,922	93,353	(139,764)	1,967,764

Increase (decrease) in net assets	1,738,705	(3,744,706)	1,069,278	452,698	1,055,283	(4,009,113)	252,062	49,601	901,470	1,510,801
Net assets at beginning of year	8,565,995	12,310,701	743,051	290,353	5,497,573	9,506,686	148,461	98,860	3,811,254	2,300,453

Net assets at end of year	$10,304,700	8,565,995	1,812,329	743,051	6,552,856	5,497,573	400,523	148,461	4,712,724	3,811,254

Changes in units (note 5):
Units purchased	20	—	83,317	62,600	—	541	30,220	17,316	28,365	148,886
Units redeemed	(17,860)	(48,980)	(4,323)	(1,685)	(16,204)	(34,920)	(952)	(2,167)	(61,918)	(9,414)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	(17,840)	(48,980)	78,994	60,915	(16,204)	(34,379)	29,268	15,149	(33,553)	139,472

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund II (VIP II)
	VIP II Asset ManagerSM Portfolio — Initial Class		VIP II Contrafund® Portfolio — Initial Class		VIP II Contrafund® Portfolio — Service Class 2
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$108,850	149,814	(54,632)	(29,864)	1,644	501
Net realized gain (loss) on investments	(110,794)	(209,621)	(94,695)	(508,667)	8,716	(3,761)
Unrealized appreciation (depreciation) on investments	724,610	(513,080)	1,727,182	(206,577)	220,632	(14,911)
Capital gain distributions	—	—	—	—	—	—

Increase (decrease) in net assets from operations	722,666	(572,887)	1,577,855	(745,108)	230,992	(18,171)

From capital transactions:
Net premiums	—	5,000	—	4,000	484,979	352,917
Loan interest	8,180	15,063	21,943	15,735	(26)	(35)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(44,343)	(150,509)	(27,910)	(19,293)	—	—
Surrenders	(226,153)	(246,176)	(93,302)	(451,506)	—	—
Loans	(37,284)	(43,094)	(48,017)	(42,470)	—	—
Cost of insurance and administrative expenses (note 4a)	(46,611)	(54,609)	(89,385)	(92,388)	(19,039)	(4,517)
Transfers (to) from the Guarantee Account	(15,229)	14,471	459,613	(14,752)	32,780	20,326
Transfers (to) from other subaccounts	—	(309,923)	—	(635,295)	195,849	281

Increase (decrease) in net assets from capital transactions (note 5)	(361,440)	(769,777)	222,942	(1,235,969)	694,543	368,972

Increase (decrease) in net assets	361,226	(1,342,664)	1,800,797	(1,981,077)	925,535	350,801
Net assets at beginning of year	4,593,225	5,935,889	5,779,174	7,760,251	419,326	68,525

Net assets at end of year	$4,954,451	4,593,225	7,579,971	5,779,174	1,344,861	419,326

Changes in units (note 5):
Units purchased	314	1,389	18,732	811	83,078	46,506
Units redeemed	(14,170)	(32,340)	(10,060)	(51,692)	(2,220)	(567)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	(13,856)	(30,951)	8,672	(50,879)	80,858	45,939

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Fidelity Variable Insurance Products Fund III (VIP III)
	VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	VIP III Growth & Income Portfolio — Initial Class		VIP III Growth & Income Portfolio — Service Class 2		VIP III Growth Opportunities Portfolio — Initial Class		VIP III Mid Cap Portfolio — Service Class 2
	Period from May 1, 2003 to December 31, 2003	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
		2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	(691)	265	1,360	952	(919)	(506)	1,010	1,013
Net realized gain (loss) on investments	—	(16,559)	(90,080)	(321)	(5,053)	(69,034)	(45,581)	10,824	963
Unrealized appreciation (depreciation) on investments	—	101,842	6,079	36,253	(11,556)	128,089	(19,856)	260,724	(31,859)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	—	84,592	(83,736)	37,292	(15,657)	58,136	(65,943)	272,558	(29,883)

From capital transactions:
Net premiums	—	—	5,000	120,291	17,793	—	—	432,344	217,948
Loan interest	—	(918)	(253)	—	—	(768)	(578)	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(8,475)	—	—	—	(2,785)	—	—
Surrenders	—	—	(57,529)	—	—	—	(6,095)	—	—
Loans	—	(33,613)	(8,542)	—	—	(44,317)	(1,793)	(8,610)	—
Cost of insurance and administrative expenses (note 4a)	—	(5,621)	(5,100)	(3,987)	(1,978)	(2,356)	(3,374)	(16,486)	(5,395)
Transfers (to) from the Guarantee Account	—	125,094	(225)	25,616	26,064	(28,384)	119	186,704	53,628
Transfers (to) from other subaccounts	—	—	65,041	30,525	(5,816)	—	(31,871)	19,155	39,253

Increase (decrease) in net assets from capital transactions (note 5)	—	84,942	(10,083)	172,445	36,063	(75,825)	(46,377)	613,107	305,434

Increase (decrease) in net assets	—	169,534	(93,819)	209,737	20,406	(17,689)	(112,320)	885,665	275,551
Net assets at beginning of year	—	421,427	515,246	93,152	72,746	209,288	321,608	370,824	95,273

Net assets at end of year	$—	590,961	421,427	302,889	93,152	191,599	209,288	1,256,489	370,824

Changes in units (note 5):
Units purchased	—	7,612	1,431	21,338	5,443	—	12	60,383	31,709
Units redeemed	—	(2,443)	(1,638)	(482)	(967)	(7,222)	(4,683)	(2,374)	(550)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	—	5,169	(207)	20,856	4,476	(7,222)	(4,671)	58,009	31,159

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc.
	Global Income Fund		Income Fund		International Equity Fund		Mid-Cap Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$4,245	(1,190)	80,682	63,335	(1,052)	1,900	14,651	(1,282)
Net realized gain (loss) on investments	53,919	229,575	(171,569)	287,692	81,725	(109,215)	(24,109)	36,232
Unrealized appreciation (depreciation) on investments	(34,787)	(226,178)	133,137	(221,092)	19,579	73,004	630,415	(278,123)
Capital gain distributions	—	—	14,868	36,364	—	—	—	10,083

Increase (decrease) in net assets from operations	23,377	2,207	57,118	166,299	100,252	(34,311)	620,957	(233,090)

From capital transactions:
Net premiums	—	—	155,180	15,671	—	—	241,759	157,491
Loan interest	(3,882)	(332)	(12,891)	(17,523)	(1,836)	(24,040)	(544)	(32,981)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(7,140)	(9,627)	—	—	—	(32,066)
Surrenders	—	—	(40,996)	(130,025)	(1,723)	(4,691)	(36,786)	(13,022)
Loans	(908)	—	(30,425)	(26,260)	(5,000)	(1,500)	(30,731)	(23,357)
Cost of insurance and administrative expenses (note 4a)	(2,349)	(1,214)	(32,662)	(20,680)	(3,590)	(3,195)	(36,643)	(26,715)
Transfers (to) from the Guarantee Account	52,514	(74,849)	70,249	44,463	(100,562)	4,032	351,981	165,001
Transfers (to) from other subaccounts	—	191,524	(15,435)	673,884	—	(63,160)	11,451	405,958

Increase (decrease) in net assets from capital transactions (note 5)	45,375	115,129	85,880	529,903	(112,711)	(92,554)	500,487	600,309

Increase (decrease) in net assets	68,752	117,336	142,998	696,202	(12,459)	(126,865)	1,121,444	367,219
Net assets at beginning of year	150,338	33,002	1,946,086	1,249,884	392,553	519,418	1,745,727	1,378,508

Net assets at end of year	$219,090	150,338	2,089,084	1,946,086	380,094	392,553	2,867,171	1,745,727

Changes in units (note 5):
Units purchased	4,891	16,293	31,137	63,550	—	446	48,638	65,103
Units redeemed	(665)	(6,499)	(19,275)	(17,672)	(12,023)	(228)	(8,415)	(11,452)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	4,226	9,794	11,862	45,878	(12,023)	218	40,223	53,651

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Money Market Fund		Premier Growth Equity Fund		Real Estate Securities Fund		S&P 500® Index Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(52,275)	40,784	(5,944)	(8,443)	38,805	31,423	38,128	17,065
Net realized gain (loss) on investments	—	—	116,934	(463,450)	20,106	35,520	(746,385)	(472,969)
Unrealized appreciation (depreciation) on investments	(1)	1,525	157,099	273,918	256,920	(144,214)	2,226,239	(960,081)
Capital gain distributions	—	83	—	4	81,522	52,725	—	9,409

Increase (decrease) in net assets from operations	(52,276)	42,392	268,089	(197,971)	397,353	(24,546)	1,517,982	(1,406,576)

From capital transactions:
Net premiums	1,890,634	1,907,394	293,621	81,666	141,496	—	703,270	877,551
Loan interest	(34,985)	146,263	(53)	—	(3,367)	(2,546)	605	(1,182)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(42,298)	(129,595)	—	(2,575)	—	(7,258)	(7,310)	(20,200)
Surrenders	(814,695)	(1,930,072)	(21,900)	—	(86,961)	(23,525)	(99,167)	(375,099)
Loans	(766,786)	(399,903)	1,649	(6,348)	(35,462)	15,756	(82,032)	(76,402)
Cost of insurance and administrative expenses (note 4a)	(211,794)	(203,390)	(24,083)	(14,343)	(18,116)	(16,115)	(108,233)	(86,705)
Transfers (to) from the Guarantee Account	(2,970,540)	(393,083)	283,731	(16,747)	563,105	(122,272)	413,167	338,063
Transfers (to) from other subaccounts	(1,084,588)	2,436,666	(62,526)	101,337	13,488	259,230	263,955	(129,360)

Increase (decrease) in net assets from capital transactions (note 5)	(4,035,052)	1,434,280	470,439	142,989	574,183	103,270	1,084,255	526,666

Increase (decrease) in net assets	(4,087,328)	1,476,672	738,528	(54,982)	971,536	78,724	2,602,237	(879,910)
Net assets at beginning of year	16,273,017	14,796,345	692,040	747,022	967,402	888,678	5,093,911	5,973,821

Net assets at end of year	$12,185,689	16,273,017	1,430,568	692,040	1,938,938	967,402	7,696,148	5,093,911

Changes in units (note 5):
Units purchased	107,419	373,262	74,149	21,591	37,359	13,146	197,756	333,620
Units redeemed	(336,675)	(254,036)	(13,903)	(4,721)	(7,487)	(8,209)	(42,493)	(189,079)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	(229,256)	119,226	60,246	16,870	29,872	4,937	155,263	144,541

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	GE Investments Funds, Inc. (continued)
	Small-Cap Value Equity Fund		Total Return Fund		U.S. Equity Fund		Value Equity Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$422	1,109	2,046	17,741	2,583	1,836	5,881	1,210
Net realized gain (loss) on investments	(129)	(11,189)	(12,486)	(16,324)	5,443	(104,287)	2,194	(56)
Unrealized appreciation (depreciation) on investments	179,474	(39,805)	323,539	(208,368)	144,761	19,436	63,738	(18,666)
Capital gain distributions	—	2,145	—	16,511	—	—	—	—

Increase (decrease) in net assets from operations	179,767	(47,740)	313,099	(190,440)	152,787	(83,015)	71,813	(17,512)

From capital transactions:
Net premiums	224,557	227,328	332,254	5,000	93,760	72,220	183,845	50,334
Loan interest	(111)	(24)	(1,158)	(1,668)	(3,604)	(3,790)	(76)	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(18,291)	(15,725)	(2,226)	(3,944)	—	—
Surrenders	—	—	(2,278)	(70,212)	(32,227)	(32,756)	—	—
Loans	(1,457)	—	(12,199)	(26,756)	(829)	(1,228)	—	—
Cost of insurance and administrative expenses (note 4a)	(15,132)	(6,523)	(23,975)	(21,351)	(13,767)	(7,509)	(6,496)	(1,974)
Transfers (to) from the Guarantee Account	410,957	145,500	69,163	28,475	167,817	74,412	128,155	53,863
Transfers (to) from other subaccounts	10,240	29,148	—	194,871	2,624	170,746	(5,815)	134

Increase (decrease) in net assets from capital transactions (note 5)	629,054	395,429	343,516	92,634	211,548	268,151	299,613	102,357

Increase (decrease) in net assets	808,821	347,689	656,615	(97,806)	364,335	185,136	371,426	84,845
Net assets at beginning of year	446,074	98,385	1,609,568	1,707,374	526,847	341,711	134,464	49,619

Net assets at end of year	$1,254,895	446,074	2,266,183	1,609,568	891,182	526,847	505,890	134,464

Changes in units (note 5):
Units purchased	54,671	33,600	35,505	6,736	32,597	36,812	37,208	12,466
Units redeemed	(1,414)	(547)	(5,121)	(4,003)	(6,496)	(5,710)	(1,477)	(236)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	53,257	33,053	30,384	2,733	26,101	31,102	35,731	12,230

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Goldman Sachs Variable Insurance Trust				Greenwich Street Series Fund
	Goldman Sachs Growth and Income Fund		Goldman Sachs Mid Cap Value Fund		Salomon Brothers Variable Emerging Growth Fund — Class II
	Year ended December 31,		Year ended December 31,		Period from May 1, 2003 to December 31, 2003
	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$48	97	(6,402)	(9,187)	—
Net realized gain (loss) on investments	(8,632)	(712)	7,041	27,583	37
Unrealized appreciation (depreciation) on investments	25,649	(6,935)	481,105	(170,664)	3,376
Capital gain distributions	—	—	27,942	7,169	—

Increase (decrease) in net assets from operations	17,065	(7,550)	509,686	(145,099)	3,413

From capital transactions:
Net premiums	—	—	—	—	64,952
Loan interest	—	—	(2,845)	(1,478)	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(46,923)	(28,536)	—
Surrenders	—	—	(54,453)	(23,350)	—
Loans	175	(1,391)	(218,317)	(39,716)	—
Cost of insurance and administrative expenses (note 4a)	(896)	(680)	(29,607)	(32,123)	(281)
Transfers (to) from the Guarantee Account	23,369	6	469,235	(57,640)	—
Transfers (to) from other subaccounts	—	8,817	—	138,244	—

Increase (decrease) in net assets from capital transactions (note 5)	22,648	6,752	117,090	(44,599)	64,671

Increase (decrease) in net assets	39,713	(798)	626,776	(189,698)	68,084
Net assets at beginning of year	51,853	52,651	2,272,275	2,461,973	—

Net assets at end of year	$91,566	51,853	2,899,051	2,272,275	68,084

Changes in units (note 5):
Units purchased	3,488	1,102	4,866	12,021	5,384
Units redeemed	(133)	(259)	(3,652)	(15,899)	(23)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	3,355	843	1,214	(3,878)	5,361

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Janus Aspen Series
	Balanced Portfolio — Institutional Shares		Balanced Portfolio — Service Shares		Capital Appreciation Portfolio — Institutional Shares		Capital Appreciation Portfolio — Service Shares		Flexible Income Portfolio — Institutional Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$38,708	47,970	25,021	16,049	(8,190)	(9,873)	199	109	9,862	30,767
Net realized gain (loss) on investments	(3,124)	(50,175)	160	(9,302)	(172,940)	(245,413)	(2,950)	(68)	(136,448)	207,183
Unrealized appreciation (depreciation) on investments	451,448	(431,118)	143,958	(50,364)	356,288	28,954	15,752	(5,644)	156,405	(156,977)
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	487,032	(433,323)	169,139	(43,617)	175,158	(226,332)	13,001	(5,603)	29,819	80,973

From capital transactions:
Net premiums	—	3,000	161,924	440,800	—	—	69,518	9,519	—	—
Loan interest	(9,560)	(20,968)	—	—	(399)	(611)	—	—	(2,356)	(2)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(42,758)	(107,818)	—	(4,261)	—	—	—	—	(22,646)	—
Surrenders	—	(456,481)	—	—	(5,443)	(11,869)	—	—	—	(13,117)
Loans	(19,314)	(27,778)	—	—	488	(3,379)	—	—	(11,119)	(18,466)
Cost of insurance and administrative expenses (note 4a)	(54,112)	(60,887)	(28,080)	(14,217)	(20,870)	(22,884)	(1,470)	(732)	(6,477)	(5,989)
Transfers (to) from the Guarantee Account	140,953	(43,247)	265,259	210,457	(124,123)	(10,846)	8,994	676	22,257	(25,704)
Transfers (to) from other subaccounts	—	(1,015,196)	128,549	29,373	—	(441,824)	—	—	—	(62,818)

Increase (decrease) in net assets from capital transactions (note 5)	15,209	(1,729,375)	527,652	662,152	(150,347)	(491,413)	77,042	9,463	(20,341)	(126,096)

Increase (decrease) in net assets	502,241	(2,162,698)	696,791	618,535	24,811	(717,745)	90,043	3,860	9,478	(45,123)
Net assets at beginning of year	3,857,623	6,020,321	924,487	305,952	975,832	1,693,577	32,656	28,796	321,199	366,322

Net assets at end of year	$4,359,864	3,857,623	1,621,278	924,487	1,000,643	975,832	122,699	32,656	330,677	321,199

Changes in units (note 5):
Units purchased	7,418	145	59,075	73,638	27	—	11,713	1,504	433	—
Units redeemed	(6,618)	(83,551)	(2,985)	(1,999)	(8,087)	(25,923)	(219)	(108)	(828)	(4,764)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	800	(83,406)	56,090	71,639	(8,060)	(25,923)	11,494	1,396	(395)	(4,764)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Janus Aspen Series (continued)
	Global Life Sciences Portfolio — Service Shares		Global Technology Portfolio — Service Shares		Growth Portfolio — Institutional Shares		Growth Portfolio — Service Shares		International Growth Portfolio — Institutional Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(2,378)	(3,151)	(495)	(1,308)	(42,986)	(54,563)	—	—	(1,859)	(7,574)
Net realized gain (loss) on investments	(60,270)	(21,205)	(81,442)	(879,064)	112,145	(2,566,389)	(192)	(15,953)	321,686	(956,937)
Unrealized appreciation (depreciation) on investments	158,696	(128,082)	96,889	(224,813)	855,020	1,236,264	23,736	(19,752)	84,505	525,937
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	96,048	(152,438)	14,952	(1,105,185)	924,179	(1,384,688)	23,544	(35,705)	404,332	(438,574)

From capital transactions:
Net premiums	—	220,900	1,042	1,250	—	—	—	93,490	—	3,000
Loan interest	2,447	51	—	(4,162)	572	(15,382)	—	—	(3,633)	(26,904)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	(1,103)	—	(776)	(65,825)	(16,616)	—	—	—	—
Surrenders	—	(20,154)	—	(6,120)	(48,247)	(85,286)	—	—	(14,796)	(26,335)
Loans	(18,640)	(5,813)	—	(9,157)	(15,894)	(43,996)	—	—	(19,155)	(22,629)
Cost of insurance and administrative expenses (note 4a)	(7,536)	(7,220)	(737)	(1,208)	(53,366)	(57,863)	(1,872)	(2,278)	(18,338)	(20,282)
Transfers (to) from the Guarantee Account	(124,811)	58,280	55,209	1,001,420	(96,245)	37,529	1	24,406	108,492	(15,034)
Transfers (to) from other subaccounts	—	65,870	—	84,033	—	(461,103)	—	(52,061)	—	(330,620)

Increase (decrease) in net assets from capital transactions (note 5)	(148,540)	310,811	55,514	1,065,280	(279,005)	(642,717)	(1,871)	63,557	52,570	(438,804)

Increase (decrease) in net assets	(52,492)	158,373	70,466	(39,905)	645,174	(2,027,405)	21,673	27,852	456,902	(877,378)
Net assets at beginning of year	488,321	329,948	19,085	58,990	3,200,273	5,227,678	75,761	47,909	1,266,573	2,143,951

Net assets at end of year	$435,829	488,321	89,551	19,085	3,845,447	3,200,273	97,434	75,761	1,723,475	1,266,573

Changes in units (note 5):
Units purchased	362	48,311	17,454	6,405	33	2,255	—	15,282	4,402	160
Units redeemed	(22,299)	(4,800)	(229)	(126)	(15,883)	(40,883)	(346)	(7,044)	(2,269)	(23,671)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	(21,937)	43,511	17,225	6,279	(15,850)	(38,628)	(346)	8,238	2,133	(23,511)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets

	Janus Aspen Series (continued)
	International Growth Portfolio — Service Shares		Mid Cap Growth Portfolio — Service Shares		Mid Cap Growth Portfolio — Institutional Shares		Worldwide Growth Portfolio — Institutional Shares		Worldwide Growth Portfolio — Service Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$1,914	280	—	—	(19,118)	(21,417)	(12,785)	(32,664)	1,587	799
Net realized gain (loss) on investments	(2,553)	(814)	(16,350)	(10,528)	(675,753)	(761,627)	(1,217,194)	(3,633,106)	(1,911)	(1,707)
Unrealized appreciation (depreciation) on investments	63,495	(8,199)	159,910	(97,852)	1,145,151	162,268	2,373,791	1,459,159	44,505	(35,969)
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	62,856	(8,733)	143,560	(108,380)	450,280	(620,776)	1,143,812	(2,206,611)	44,181	(36,877)

From capital transactions:
Net premiums	127,873	49,942	29,277	428,292	3,042	3,250	—	7,200	14,754	35,733
Loan interest	—	—	—	—	625	1,180	928	(4,737)	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	(97,738)	(39,385)	—	—
Surrenders	—	—	—	—	(12,704)	(162,937)	(34,138)	(537,307)	—	—
Loans	—	—	(40,440)	—	852	(18,259)	13,817	(66,061)	—	—
Cost of insurance and administrative expenses (note 4a)	(3,494)	(648)	(10,998)	(8,926)	(20,297)	(21,608)	(69,954)	(93,227)	(3,990)	(2,938)
Transfers (to) from the Guarantee Account	8,514	(141)	42,379	31,936	(56,681)	1,440	(1,248,131)	9,760	42,044	13,794
Transfers (to) from other subaccounts	30,723	—	—	25,877	42,390	(348,948)	—	(800,876)	(5,175)	(5,079)

Increase (decrease) in net assets from capital transactions (note 5)	163,616	49,153	20,218	477,179	(42,773)	(545,882)	(1,435,216)	(1,524,633)	47,633	41,510

Increase (decrease) in net assets	226,472	40,420	163,778	368,799	407,507	(1,166,658)	(291,404)	(3,731,244)	91,814	4,633
Net assets at beginning of year	42,626	2,206	411,685	42,886	1,243,321	2,409,979	5,630,728	9,361,972	127,971	123,338

Net assets at end of year	$269,098	42,626	575,463	411,685	1,650,828	1,243,321	5,339,324	5,630,728	219,785	127,971

Changes in units (note 5):
Units purchased	30,851	7,994	14,779	109,294	433	354	722	770	11,213	8,144
Units redeemed	(645)	(126)	(10,609)	(2,007)	(827)	(33,247)	(70,948)	(70,042)	(1,809)	(1,318)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	30,206	7,868	4,170	107,287	(394)	(32,893)	(70,226)	(69,272)	9,404	6,826

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets

	MFS® Variable Insurance Trust								Nations Separate Account Trust
	MFS® Investors Growth Stock Series — Service Class Shares		MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Utilities Series — Service Class Shares		Nations Marsico Growth Portfolio	Nations Marsico International Opportunities Portfolio
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003
	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	3,106	2,743	(322)	—	17,448	16,710	—	2
Net realized gain (loss) on investments	926	(8,513)	(27,256)	(9,514)	(4,633)	(14,480)	(11,544)	(10,293)	343	94
Unrealized appreciation (depreciation) on investments	63,012	(11,937)	166,050	(150,965)	46,569	(23,500)	258,830	(155,256)	5,497	2,923
Capital gain distributions	—	—	—	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	63,938	(20,450)	141,900	(157,736)	41,614	(37,980)	264,734	(148,839)	5,840	3,019

From capital transactions:
Net premiums	150,144	180,478	89,156	650,238	75,632	79,862	172,474	658,573	79,541	36,286
Loan interest	(73)	—	—	—	(40)	—	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	(11,688)	—	—	—
Surrenders	—	—	—	—	—	—	(17,797)	—	—	—
Loans	—	—	(57,440)	—	(3,180)	—	(64,300)	—	—	—
Cost of insurance and administrative expenses (note 4a)	(7,044)	(1,465)	(15,618)	(12,826)	(3,562)	(2,485)	(19,751)	(14,258)	(544)	(156)
Transfers (to) from the Guarantee Account	9,567	41,535	318	64,192	43,915	49,257	62,645	114,529	46	186
Transfers (to) from other subaccounts	(7,725)	—	35,676	27,391	42,673	(66,799)	(5,583)	15,648	—	—

Increase (decrease) in net assets from capital transactions (note 5)	144,869	220,548	52,092	728,995	155,438	59,835	116,000	774,492	79,043	36,316

Increase (decrease) in net assets	208,807	200,098	193,992	571,259	197,052	21,855	380,734	625,653	84,883	39,335
Net assets at beginning of year	220,082	19,984	608,344	37,085	89,769	67,914	718,538	92,885	—	—

Net assets at end of year	$428,889	220,082	802,336	608,344	286,821	89,769	1,099,272	718,538	84,883	39,335

Changes in units (note 5):
Units purchased	28,397	38,060	18,121	84,218	16,741	1,185	32,015	99,650	6,849	2,921
Units redeemed	(2,639)	(251)	(10,578)	(1,456)	(700)	(2,209)	(16,220)	(1,801)	(47)	(12)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	25,758	37,809	7,543	82,762	16,041	(1,024)	15,795	97,849	6,802	2,909

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds
	Oppenheimer Aggressive Growth Fund/VA		Oppenheimer Aggressive Growth Fund/VA — Service Shares	Oppenheimer Bond Fund/VA		Oppenheimer Capital Appreciation Fund/VA
	Year ended December 31,		Period from May 1, 2003 to December 31, 2003	Year ended December 31,		Year ended December 31,
	2003	2002		2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	(38,655)	(20,886)	—	78,832	101,787	(25,988)	(21,903)
Net realized gain (loss) on investments	(461,224)	(708,228)	127	6,119	(12,054)	128,882	(2,039,197)
Unrealized appreciation (depreciation) on investments	1,136,707	(582,143)	1,877	20,880	41,480	636,930	938,910
Capital gain distributions	—	—	—	—	—	—	—

Increase (decrease) in net assets from operations	636,828	(1,311,257)	2,004	105,831	131,213	739,824	(1,122,190)

From capital transactions:
Net premiums	18,042	(20,857)	71,923	—	21,642	20,000	20,000
Loan interest	(2,396)	(2,867)	—	(2,682)	619	(2,080)	(3,184)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	(10,176)	(75,310)	—	(70,809)	—	(41,014)	(8,591)
Surrenders	(17,256)	(180,371)	—	(20,124)	(9,747)	(53,613)	(55,616)
Loans	(23,474)	(27,727)	—	(10,066)	(12,108)	(14,797)	(57,357)
Cost of insurance and administrative expenses (note 4a)	(40,841)	(48,379)	(307)	(20,767)	(20,257)	(36,159)	(42,084)
Transfers (to) from the Guarantee Account	(230,343)	51,155	(339)	140	57,054	90,326	(10,523)
Transfers (to) from other subaccounts	—	(544,398)	—	—	42,567	—	44,866

Increase (decrease) in net assets from capital transactions (note 5)	(306,444)	(848,754)	71,277	(124,308)	79,770	(37,337)	(112,489)

Increase (decrease) in net assets	330,384	(2,160,011)	73,281	(18,477)	210,982	702,487	(1,234,679)
Net assets at beginning of year	2,838,985	4,998,996	—	1,879,708	1,668,725	2,632,531	3,867,210

Net assets at end of year	3,169,369	2,838,985	73,281	1,861,231	1,879,708	3,335,018	2,632,531

Changes in units (note 5):
Units purchased	588	1,540	6,101	4	4,709	4,844	2,874
Units redeemed	(10,558)	(27,111)	(55)	(4,228)	(1,627)	(6,483)	(7,858)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	(9,970)	(25,571)	6,046	(4,224)	3,082	(1,639)	(4,984)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Oppenheimer Variable Account Funds (continued)
	Oppenheimer Capital Appreciation Fund/VA — Service Shares	Oppenheimer Global Securities Fund/VA — Service Shares		Oppenheimer High Income Fund/VA		Oppenheimer Main Street Fund/VA — Service Shares		Oppenheimer Main Street Small Cap Fund/VA — Service Shares	Oppenheimer Multiple Strategies Fund/VA
	Period from May 1, 2003 to December 31, 2003	Year ended December 31,		Year ended December 31,		Year ended December 31,		Period from May 1, 2003 to December 31, 2003	Year ended December 31,
		2003	2002	2003	2002	2003	2002		2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	5,449	1,375	143,853	268,985	4,065	1,032	—	41,337	71,383
Net realized gain (loss) on investments	8	(14,501)	(30,234)	74,571	(933,357)	(873)	(11,111)	73	(45,065)	(103,661)
Unrealized appreciation (depreciation) on investments	3,154	395,571	(83,177)	359,795	551,040	154,749	(45,071)	17,022	582,549	(375,819)
Capital gain distributions	—	—	—	—	—	—	—	—	—	45,059

Increase (decrease) in net assets from operations	3,162	386,519	(112,036)	578,219	(113,332)	157,941	(55,150)	17,095	578,821	(363,038)

From capital transactions:
Net premiums	60,296	377,155	367,779	—	—	340,932	181,987	114,559	—	5,000
Loan interest	—	(85)	(45)	(8,453)	(2,544)	491	—	—	(765)	9,347
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	(24,667)	(25,177)	—	—	—	(90,130)	(34,085)
Surrenders	—	—	—	(32,923)	(281,113)	—	—	—	(131,658)	(181,005)
Loans	—	(1,047)	—	(29,485)	(43,016)	—	—	—	(5,683)	(42,307)
Cost of insurance and administrative expenses (note 4a)	(205)	(22,474)	(10,008)	(31,633)	(29,885)	(13,450)	(5,719)	(917)	(27,344)	(29,430)
Transfers (to) from the Guarantee Account	5,071	13,009	132,778	264,975	(21,557)	95,588	134,573	(108)	281,187	9,624
Transfers (to) from other subaccounts	—	19,103	(6,240)	—	(221,367)	(6,417)	(17,781)	61,666	—	(185,131)

Increase (decrease) in net assets from capital transactions (note 5)	65,162	385,661	484,264	137,814	(624,659)	417,144	293,060	175,200	25,607	(447,987)

Increase (decrease) in net assets	68,324	772,180	372,228	716,033	(737,991)	575,085	237,910	192,295	604,428	(811,025)
Net assets at beginning of year	—	647,019	274,791	2,399,362	3,137,353	374,558	136,648	—	2,505,555	3,316,580

Net assets at end of year	$68,324	1,419,199	647,019	3,115,395	2,399,362	949,643	374,558	192,295	3,109,983	2,505,555

Changes in units (note 5):
Units purchased	5,514	52,701	64,323	9,357	—	56,995	41,183	13,975	6,118	804
Units redeemed	(17)	(3,040)	(2,094)	(4,490)	(20,587)	(2,591)	(3,057)	(81)	(5,561)	(15,836)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	5,497	49,661	62,229	4,867	(20,587)	54,404	38,126	13,894	557	(15,032)

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	PBHG Insurance Series Fund, Inc.				PIMCO Variable Insurance Trust
	PBHG Growth II Portfolio		PBHG Large Cap Growth Portfolio		Foreign Bond Portfolio — Administrative Class Shares		High Yield Portfolio — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Total Return Portfolio — Administrative Class Shares
	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31,
	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$(1,617)	(2,727)	(4,102)	(3,257)	4,042	1,520	58,392	22,935	35,085	14,993	70,268	27,213
Net realized gain (loss) on investments	(85,315)	26,828	(59,352)	(106,649)	2,418	682	12,517	(7,339)	4,298	1,931	14,192	1,770
Unrealized appreciation (depreciation) on investments	107,988	(110,543)	143,064	15,972	(2,562)	1,853	92,623	(3,948)	(13,778)	23,190	6,770	29,738
Capital gain distributions	—	—	—	—	—	343	—	—	24,748	24,944	28,306	15,450

Increase (decrease) in net assets from operations	21,056	(86,442)	79,610	(93,934)	3,898	4,398	163,532	11,648	50,353	65,058	119,536	74,171

From capital transactions:
Net premiums	3,042	3,250	2,000	2,000	10,000	65,332	338,939	267,457	332,422	235,371	1,239,707	646,917
Loan interest	1,169	(4,675)	128	1	—	—	(267)	(74)	(38)	—	(3,843)	(12)
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—	—	—	—	(4,397)	—	(5,840)	(21,482)	(5,803)
Surrenders	—	—	—	(2,073)	—	—	—	—	(67,578)	—	(62,192)	—
Loans	2,658	(4,267)	—	(829)	—	—	—	—	(637)	—	—	—
Cost of insurance and administrative expenses (note 4a)	(1,881)	(2,273)	(7,856)	(5,185)	(3,333)	(1,100)	(18,734)	(6,476)	(26,630)	(8,483)	(58,166)	(15,395)
Transfers (to) from the Guarantee Account	(167,850)	(12,392)	(2,508)	6,094	11,927	2,996	143,936	26,602	603,395	251,260	702,649	388,743
Transfers (to) from other subaccounts	—	158,814	—	957	(62,082)	48,772	118,830	54,539	41,669	29,645	39,296	210,231

Increase (decrease) in net assets from capital transactions (note 5)	(162,862)	138,457	(8,236)	965	(43,488)	116,000	582,704	337,651	882,603	501,953	1,835,969	1,224,681

Increase (decrease) in net assets	(141,806)	52,015	71,374	(92,969)	(39,590)	120,398	746,236	349,299	932,956	567,011	1,955,505	1,298,852
Net assets at beginning of year	271,436	219,421	265,496	358,465	127,827	7,429	483,902	134,603	755,783	188,772	1,546,435	247,583

Net assets at end of year	$129,630	271,436	336,870	265,496	88,237	127,827	1,230,138	483,902	1,688,739	755,783	3,501,940	1,546,435

Changes in units (note 5):
Units purchased	953	19,124	117	12,253	1,738	10,018	52,917	35,903	73,161	41,689	162,907	106,424
Units redeemed	(23,547)	(2,786)	(571)	(10,946)	(5,183)	(94)	(1,671)	(1,127)	(7,102)	(1,157)	(11,976)	(1,812)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	(22,594)	16,338	(454)	1,307	(3,445)	9,924	51,246	34,776	66,059	40,532	150,931	104,612

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	The Prudential Series Fund Inc.		Rydex Variable Trust
	Jennison 20/20 Focus Portfolio — Class II	Jennison Portfolio — Class II	OTC Fund
	Period from May 1, 2003 to December 31, 2003	Period from May 1, 2003 to December 31, 2003	Year ended December 31,
			2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	—	—	—
Net realized gain (loss) on investments	—	—	30,622	(365)
Unrealized appreciation (depreciation) on investments	—	—	6,817	(5,203)
Capital gain distributions	—	—	—	—

Increase (decrease) in net assets from operations	—	—	37,439	(5,568)

From capital transactions:
Net premiums	—	—	20,986	16,700
Loan interest	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	—	—
Surrenders	—	—	—	—
Loans	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	—	—	(3,794)	(312)
Transfers (to) from the Guarantee Account	—	—	(5,347)	7,888
Transfers (to) from other subaccounts	—	—	(23,345)	—

Increase (decrease) in net assets from capital transactions (note 5)	—	—	(11,500)	24,276

Increase (decrease) in net assets	—	—	25,939	18,708
Net assets at beginning of year	—	—	20,560	1,852

Net assets at end of year	$—	—	46,499	20,560

Changes in units (note 5):
Units purchased	—	—	11,100	6,786
Units redeemed	—	—	(7,171)	(86)

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	—	—	3,929	6,700

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Statements of Changes in Net Assets, Continued

	Salomon Brothers Variable Series Fund Inc							Van Kampen Life Investment Trust
	Salomon Brothers Variable All Cap Fund — Class II	Salomon Brothers Variable Investors Fund — Class I		Salomon Brothers Variable Strategic Bond Fund — Class I		Salomon Brothers Variable Total Return Fund — Class I		Comstock Portfolio — Class II Shares		Emerging Growth Portfolio — Class II Shares
	Period from May 1, 2003 to December 31, 2003	Year ended December 31,		Year ended December 31,		Year ended December 31,		Year ended December 31, 2003	Period from May 1 to December 31, 2002	Year ended December 31, 2003	Period from May 1, 2002 to December 31, 2002
		2003	2002	2003	2002	2003	2002
Increase (decrease) in net assets
From operations:
Net investment income (expense)	$—	1,662	(632)	15,332	21,041	1,128	143	621	—	—	—
Net realized gain (loss) on investments	1	(13,496)	(28,456)	40,903	72,464	(14)	(530)	859	(3,599)	267	—
Unrealized appreciation (depreciation) on investments	3,791	139,043	(106,668)	8,234	(58,719)	8,315	(2,523)	36,982	1,856	2,433	—
Capital gain distributions	—	—	—	9,885	—	1,541	—	—	—	—	—

Increase (decrease) in net assets from operations	3,792	127,209	(135,756)	74,354	34,786	10,970	(2,910)	38,462	(1,743)	2,700	—

From capital transactions:
Net premiums	50,800	—	—	—	—	—	5,000	133,712	16,000	28,261	—
Loan interest	—	(861)	142	(3,650)	—	22	1	—	—	—	—
Transfers (to) from the general account of GE Life & Annuity:
Death benefits	—	—	(1,023)	—	—	—	—	—	—	—	—
Surrenders	—	(15,284)	(664)	(1,926)	—	—	(9,258)	—	—	—	—
Loans	—	(3,188)	(5,532)	(5,855)	12,468	1,995	—	—	—	—	—
Cost of insurance and administrative expenses (note 4a)	(103)	(9,620)	(8,550)	(7,479)	(3,525)	(1,110)	(590)	(2,725)	(194)	(308)	—
Transfers (to) from the Guarantee Account	11,724	153,619	(7,963)	(117,515)	(73,959)	80,253	—	36,869	17,903	(4,799)	—
Transfers (to) from other subaccounts	—	—	67,300	—	475,149	—	19,813	—	—	—	—

Increase (decrease) in net assets from capital transactions (note 5)	62,421	124,666	43,710	(136,425)	410,133	81,160	14,966	167,856	33,709	23,154	—

Increase (decrease) in net assets	66,213	251,875	(92,046)	(62,071)	444,919	92,130	12,056	206,318	31,966	25,854	—
Net assets at beginning of year	—	376,550	468,596	508,933	64,014	41,049	28,993	31,966	—	—	—

Net assets at end of year	$66,213	628,425	376,550	446,862	508,933	133,179	41,049	238,284	31,966	25,854	—

Changes in units (note 5):
Units purchased	5,078	11,775	2,947	—	42,967	7,507	2,350	18,784	3,954	3,386	—
Units redeemed	(8)	(2,219)	(1,037)	(8,951)	(6,828)	(101)	(933)	(300)	(23)	(612)	—

Net increase (decrease) in units from capital transactions with policy owners during the years or lesser periods ended December 31, 2003 and 2002	5,070	9,556	1,910	(8,951)	36,139	7,406	1,417	18,484	3,932	2,774	—

See accompanying notes to financial statements.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements

December 31, 2003

(1)	Description of Entity

GE Life & Annuity Separate Account III (the Account) is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used to fund certain benefits for flexible premium variable life insurance policies and flexible premium single life and joint and last survivor variable life insurance policies issued by GE Life & Annuity.

GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 to The Life Insurance Company of Virginia. General Electric Capital Corporation (GE Capital) acquired GE Life & Annuity from Aon Corporation on April 1, 1996. GE Capital subsequently contributed GE Life & Annuity to its wholly owned subsidiary, GE Financial Assurance Holdings, Inc. (GE Financial Assurance) and ultimately the majority of the outstanding common stock to General Electric Capital Assurance Company (GECA). As part of an internal reorganization of GE Financial Assurance’s insurance subsidiaries, The Harvest Life Insurance Company (Harvest) merged into GE Life and Annuity on January 1, 1999. At this time The Life Insurance Company of Virginia was renamed GE Life and Annuity Assurance Company. Harvest’s former parent, Federal Home Life Insurance Company (Federal), received common stock of the GE Life & Annuity in exchange for its interest in Harvest.

GE Life & Annuity is a wholly owned indirect subsidiary of GE Financial Assurance. The stock is owned directly by GECA, which owns approximately 85% of GE Life & Annuity’s outstanding common stock, Federal, which owns approximately 12% of GE Life & Annuity’s outstanding common stock and GE Financial Assurance, which directly owns the remaining 3% of outstanding common stock. All outstanding non-voting preferred stock is owned by Brookfield Life Assurance Company Limited (Brookfield). Brookfield is partially owned directly by GE Financial Assurance and owned indirectly by GE Capital. GE Financial Assurance is a wholly owned subsidiary of GE Insurance, Inc. (GEI). GEI is a wholly owned subsidiary of GE Capital, which in turn is wholly owned, directly or indirectly, by General Electric Company.

On November 18, 2003, GE announced its intention to pursue an initial public offering (IPO) of a new company named Genworth Financial, Inc. (Genworth Financial). In connection with the IPO, GE will transfer, among other things, substantially all of the life insurance businesses currently operating within GE Financial Assurance Holdings, Inc., including GE Life & Annuity, to Genworth Financial. GE expects to complete the IPO in the first half of 2004, subject to market conditions and receipt of various regulatory approvals.

GE Life & Annuity principally offers annuity contracts, institutional stable value products and life insurance. GE Life & Annuity does business in the District of Columbia and all states except New York. GE Life & Annuity’s principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

Effective May 1, 2003, the following portfolios were added to the Account.

AIM Variable Insurance Funds	Nations Separate Account Trust
AIM V.I. Basic Value Fund — Series II Shares	Nations Marsico Growth Portfolio
AllianceBernstein Variable Products Series Fund, Inc.	Nations Marsico International Opportunities Portfolio
Technology Portfolio — Class B	Oppenheimer Variable Account Funds
Eaton Vance Variable Trust	Oppenheimer Aggressive Growth Fund/VA — Service Shares
VT Floating-Rate Income Fund	Oppenheimer Capital Appreciation Fund/VA — Service Shares
VT Worldwide Health Sciences Fund	Oppenheimer Main Street Small Cap Fund/VA — Service Shares
Federated Insurance Series	Salomon Brothers Variable Series Fund Inc
Federated Kaufmann Fund II — Service Shares	Salomon Brothers Variable All Cap Fund — Class II
Fidelity Variable Insurance Products Fund III	The Prudential Series Fund, Inc.
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	Jennison 20/20 Focus Portfolio — Class II
Greenwich Street Series Fund	Jennison Portfolio — Class II
Salomon Brothers Variable Emerging Growth Fund — Class II

On November 14, 2003, Dreyfus Investment Portfolios-Emerging Markets Portfolio Initial Shares and Federated International Small Company Fund II were liquidated pursuant to a decision made by the respective portfolio’s Board of Trustees.

During 2003, Federated Insurance Series changed the name of its Federated Utility Fund II to Federated Capital Income Fund II; Janus Aspen Series changed the name of its Aggressive Growth Portfolio to Mid Cap Growth Portfolio —Institutional Shares and its Aggressive Growth Portfolio — Service Shares to Mid Cap Growth Portfolio — Service Shares; Oppenheimer Variable Account Funds changed the name of its Oppenheimer Main Street Growth & Income Fund/VA —Service Shares to Oppenheimer Main Street Fund/VA — Service Shares; and Salomon Brothers Variable Series Fund Inc. changed the name of its Investors Fund to Salomon Brothers Variable Investors Fund — Class I, its Strategic Bond Fund to Salomon Brothers Variable Strategic Bond Fund — Class I, and its Total Return Fund to Salomon Brothers Variable Total Return Fund — Class I.

During 2002, AIM Variable Insurance Funds changed the name of its AIM V.I. Value Fund Series I Shares to AIM V. I. Premier Equity Fund Series I Shares. In addition, PIMCO Variable Insurance Trust changed the name of its High Yield Bond Portfolio — Administrative Class Shares to High Yield Portfolio — Administrative Class Shares, its Long-Term U. S. Government Bond Portfolio — Administrative Class Shares to Long-Term U. S. Government Portfolio — Administrative Class Shares, and its Total Return Bond Portfolio — Administrative Class Shares to Total Return Portfolio — Administrative Class Shares.

(2)	Summary of Significant Accounting Policies

(a) Investments

Investments are stated at fair market value, which is based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(b) Unit Class

There are two unit classes included in the Account. Type I units are sold under policy form P1097. Type II units are sold under policy forms P1254 and P1255. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

(c) Federal Income Taxes

The operations of the Account are a part of, and taxed with, the operations of GE Life & Annuity. Therefore, the Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Account are not taxed. Accordingly, the Account paid no federal income taxes and no federal income tax payment was required. GE Life & Annuity is taxed as a life insurance company under the Code.

(d) Use of Estimates

Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(e) Reclassification

Certain prior year amounts in the accompanying financial statements have been reclassified to conform to the current year’s presentation. There is no impact on net assets from these reclassifications.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2003 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund — Series II Shares	$109,630	$5,752
AIM V.I. Capital Appreciation Fund — Series I Shares	139,550	8,450
AIM V.I. Growth Fund — Series I Shares	50,483	2,594
AIM V.I. Premier Equity Fund — Series I Shares	139,462	79,873
The Alger American Fund:
Alger American Growth Portfolio — Class O Shares	1,457,818	1,409,583
Alger American Small Capitalization Portfolio — Class O Shares	2,575,841	2,416,786
AllianceBernstein Variable Products Series Fund, Inc:
Growth and Income Portfolio — Class B	1,029,885	253,666
Premier Growth Portfolio — Class B	178,705	85,795
Quasar Portfolio — Class B	24,178	75,074
Technology Portfolio — Class B	16,698	201
Dreyfus:
Dreyfus Investment Portfolios — Emerging Markets Portfolio — Initial Shares	27,858	67,256
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares	6,129	650
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund	177,573	552
VT Worldwide Health Sciences Fund	103,680	5,542
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares	193,345	247,501
Federated Capital Income Fund II	94,676	74,903
Federated High Income Bond Fund II — Primary Shares	3,966,416	3,978,861
Federated High Income Bond Fund II — Service Shares	436,555	164,246

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated International Small Company Fund II	$35,048	$60,829
Federated Kaufmann Fund II — Service Shares	188,935	689
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Initial Class	2,857,531	3,362,300
VIP Equity-Income Portfolio — Service Class 2	926,436	204,712
VIP Growth Portfolio — Initial Class	2,149,362	2,772,208
VIP Growth Portfolio — Service Class 2	283,301	107,165
VIP Overseas Portfolio — Initial Class	32,723,267	30,678,573
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Asset ManagerSM Portfolio — Initial Class	624,131	877,203
VIP II Contrafund® Portfolio — Initial Class	2,323,518	2,155,757
VIP II Contrafund® Portfolio — Service Class 2	874,817	178,632
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Dynamic Capital Appreciation Portfolio — Service Class 2	—	—
VIP III Growth & Income Portfolio — Initial Class	1,316,981	1,252,622
VIP III Growth & Income Portfolio — Service Class 2	184,618	10,808
VIP III Growth Opportunities Portfolio — Initial Class	168,579	245,830
VIP III Mid Cap Portfolio — Service Class 2	765,006	150,838
GE Investments Funds, Inc:
Global Income Fund	996,006	946,402
Income Fund	8,699,155	9,599,985
International Equity Fund	2,114,740	2,228,548
Mid-Cap Value Equity Fund	3,746,646	3,231,577
Money Market Fund	48,813,745	52,857,039
Premier Growth Equity Fund	1,023,810	559,362
Real Estate Securities Fund	1,188,397	493,986
S&P 500® Index Fund	4,278,889	3,163,207
Small-Cap Value Equity Fund	782,476	152,994
Total Return Fund	761,322	415,964
U.S. Equity Fund	413,200	199,101
Value Equity Fund	370,368	64,848
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income Fund	590,843	568,143
Goldman Sachs Mid Cap Value Fund	3,252,605	3,114,283
Greenwich Street Series Fund:
Salomon Brothers Variable Emerging Growth Fund — Class II	64,952	281
Janus Aspen Series:
Balanced Portfolio — Institutional Shares	1,225,670	1,172,150
Balanced Portfolio — Service Shares	834,101	281,427
Capital Appreciation Portfolio — Institutional Shares	1,107,058	1,275,699
Capital Appreciation Portfolio — Service Shares	95,377	18,136
Flexible Income Portfolio — Institutional Shares	7,813,970	8,924,665
Global Life Sciences Portfolio — Service Shares	831,444	982,395
Global Technology Portfolio — Service Shares	161,859	106,837
Growth Portfolio — Institutional Shares	799,026	1,107,686
Growth Portfolio — Service Shares	23	1,895
International Growth Portfolio — Institutional Shares	4,031,392	3,980,875

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
International Growth Portfolio — Service Shares	$208,499	$42,970
Mid Cap Growth Portfolio — Service Shares	169,455	149,211
Mid Cap Growth Portfolio — Institutional Shares	2,624,892	2,701,855
Worldwide Growth Portfolio — Institutional Shares	6,151,998	7,607,444
Worldwide Growth Portfolio — Service Shares	61,441	12,221
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares	173,606	28,736
MFS® Investors Trust Series — Service Class Shares	229,278	174,083
MFS® New Discovery Series — Service Class Shares	358,082	202,978
MFS® Utilities Series — Service Class Shares	285,026	151,576
Nations Separate Account Trust:
Nations Marsico Growth Portfolio	85,486	6,443
Nations Marsico International Opportunities Portfolio	36,517	199
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	441,229	786,618
Oppenheimer Aggressive Growth Fund/VA — Service Shares	83,498	12,221
Oppenheimer Bond Fund/VA	1,522,517	1,568,193
Oppenheimer Capital Appreciation Fund/VA	1,575,717	1,639,302
Oppenheimer Capital Appreciation Fund/VA — Service Shares	65,429	267
Oppenheimer Global Securities Fund/VA — Service Shares	538,481	147,379
Oppenheimer High Income Fund/VA	4,856,484	4,575,070
Oppenheimer Main Street Fund/VA — Service Shares	605,351	184,146
Oppenheimer Main Street Small Cap Fund/VA — Service Shares	176,348	1,147
Oppenheimer Multiple Strategies Fund/VA	416,573	349,877
PBHG Insurance Series Fund, Inc:
PBHG Growth II Portfolio	102,226	267,047
PBHG Large Cap Growth Portfolio	1,618,046	1,630,409
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares	193,111	232,892
High Yield Portfolio — Administrative Class Shares	1,027,334	388,637
Long-Term U.S. Government Portfolio — Administrative Class Shares	1,168,837	227,219
Total Return Portfolio — Administrative Class Shares	3,089,884	1,158,219
The Prudential Series Fund, Inc:
Jennison Portfolio — Class II	—	—
Jennison 20/20 Focus Portfolio — Class II	—	—
Rydex Variable Trust:
OTC Fund	1,171,899	1,183,397
Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable All Cap Fund — Class II	62,525	104
Salomon Brothers Variable Investors Fund — Class I	215,534	89,240
Salomon Brothers Variable Strategic Bond Fund — Class I	2,302,947	2,414,215
Salomon Brothers Variable Total Return Fund — Class I	87,057	3,225
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares	176,300	7,825
Emerging Growth Portfolio — Class II Shares	28,544	5,390

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

(4)	Related Party Transactions

(a) GE Life & Annuity

Policy owners may make transfers between the Account’s subaccounts and the Guarantee Account (where the Guarantee Account is available pursuant to the terms of the policy and if available in the state where the policy is issued). The Guarantee Account is part of the general account of GE Life & Annuity. If the Guarantee Account is available, policy owners may elect to allocate premiums to the Guarantee Account of GE Life & Annuity and, over a period up to one year, periodically and/or systematically transfer amounts to the subaccounts of their choice. Amounts transferred to the Guarantee Account earn interest at the interest rate available at the time of such transfer and remain in effect for the guarantee period.

Type I Units (Policy Form P1097)

Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions. For ten years after each premium payment, GE Life & Annuity deducts a monthly premium tax charge equal to an annual rate of .20% of the portion of the cash value in the Account attributable to each premium payment and a monthly distribution expense charge equal to an annual rate of .30% of that portion of the cash value in the Account attributable to each premium payment.

A Mortality and Expense Risk Charge is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of .90% of the average daily net assets. This charge is for the mortality and expense risks that GE Life & Annuity assumes. In addition, an Administrative Expense is deducted daily from the assets allocated to the subaccounts available to the policies equal to an effective annual rate of .40% of the average daily net assets.

A cost of insurance charge is deducted monthly. The cost of insurance charge depends on a number of factors such as the age, gender, policy duration and risk class of the insured. Currently, the minimum cost of insurance charge is $0.03 per $1,000 of specified amount; the maximum cost of insurance charge is $29.67 per $1,000 of specified amount.

There will be a surrender charge if the policy is surrendered within ten years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payments made under the policy before the surrender. The maximum surrender charge is 6% of premium payments for the first four years of the premium payment and then declines by 1% each year thereafter until reaching 0% after year ten.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders.

A transfer charge of $10 is assessed for each transfer among subaccounts after the first transfer made in any calendar month.

There is a net loan charge assessed for loans taken under the policy. Currently there is a net annualized charge of 2.0% on all non-preferred loans. There is no charge on preferred loans.

Type II Units (Policy Form P1254 and P1255)

Net premiums transferred to/from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium single life and joint and last survivor variable insurance policies less deductions. For 10 years after each premium payment, GE Life & Annuity deducts a monthly premium tax recovery charge equal to an annualized rate of .20% of the portion of the assets in the Account attributable to each premium payment and a monthly distribution expense charge equal to an annualized rate of .30% of that portion of the assets in the Account attributable to each premium payment.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

A Mortality and Expense Risk Charge is deducted monthly from the assets in the subaccounts attributable to the policies equal to an annualized rate of .70% of the average daily net assets during the first ten policy years and an annualized rate of .35% thereafter. This charge is for the mortality and expense risks that GE Life & Annuity assumes. In addition, an Administrative Expense is deducted monthly from the policy value. Currently, the minimum Administration Expense charge is a minimum of $8.00 per month. The maximum amount charged is guaranteed to not exceed an annualized rate of .40% of the amount of policy value at the time the charge is assessed.

A cost of insurance charge is deducted monthly. For a single life policy, the current effective annual rate of this charge is .05% of the Account Value. For a joint and last survivor policy, the current effective annual rate of the charge is .03% of the Account Value.

There will be a surrender charge if the policy is surrendered within seven years of a premium payment. The total surrender charge will equal the sum of the surrender charge attributable to the premium payment made under the policy before the surrender. The maximum surrender charge is 6% and decreases to 0% in year seven.

A partial surrender processing fee of the lesser of $25 or 2% of the amount surrendered is assessed on all partial surrenders. Partial surrenders are not permitted if the partial surrender would reduce the account value below $25,000.

Currently a charge is not assessed for transfers among subaccounts. GE Life & Annuity has reserved the right to assess a $10 transfer charge for each transfer.

There is a net loan charge assessed for all loans taken under the policy. Currently, there is a charge of a net annualized rate of 2.0% on all non-preferred loans and preferred loans taken in the first policy year. There is no charge for preferred loans taken after the first policy year.

GE Life & Annuity also assess a one-time charge of $250, if a policy owner elects the Accelerated Benefit Rider.

(b) Receivables From Affiliate

Receivable from affiliate represents receivables from GE Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

(c) Accrued Expenses Payable to Affiliate

Accrued expenses payable to affiliate are mostly attributable to charges and deductions made under the contracts for services and benefits accrued and payable to GE Life & Annuity.

(d) Capital Brokerage Corporation

Capital Brokerage Corporation (CBC), an affiliate of GE life & Annuity, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. CBC serves as the distributor and principal underwriter for variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of GE Life & Annuity are also officers and directors of CBC.

(e) GE Investments Funds, Inc.

GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Asset Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

the Fund based on the average daily net assets at an effective annual rate of .60% for the Global Income Fund,.50% Income Fund, 1.00% maximum for the International Equity Fund, .65% Mid-Cap Value Equity Fund, .50% maximum for the Money Market Fund, .65% Premier Growth Equity Fund, .85% maximum for the Real Estate Securities Fund, .35% for the S&P 500® Index Fund, .80% for the Small-Cap Value Equity Fund, .50% maximum Total Return Fund, .55% for the U.S. Equity Fund, and ..65% for the Value Equity Fund. The management fee declines incrementally as the portfolios assets increase for the following funds: International Equity Fund, Money Market Fund, Real Estate Securities Fund, and the Total Return Fund.

(5)	Capital Transactions

All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to policy owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2003 and 2002 are reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2003, 2002 and 2001, follows. Financial highlights are only disclosed for subaccounts and unit types that had outstanding units as of December 31.

Expenses as a percentage of average net assets represent the annualized policy expenses of the Account, consisting of mortality and expense risk charges, and administrative expenses for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolios are excluded. The expenses as a percentage of net assets for Type II units is zero due to the fact that the expense is deducted monthly by a redemption of units.

The investment income ratio represents the ordinary dividends received by the Account from the underlying portfolio, divided by average net assets.

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

The total return below represents the total return for the periods indicated and includes deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in the Prospectus or in marketing materials for a product supported by the Account include the maximum contract charges that may be assessed to any policy through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total returns shown on the following pages.

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
The Alger American Fund:
Alger American Growth Portfolio — Class O Shares
2003	129,265	$16.67	$2,155	1.30%	0.00%	33.41%
2002	123,144	12.49	1,538	1.30%	0.04%	(33.86)%
2001	177,225	18.89	3,348	1.30%	0.26%	(12.97)%
Alger American Small Capitalization Portfolio — Class O Shares
2003	164,909	8.75	1,443	1.30%	0.00%	40.50%
2002	149,660	6.23	932	1.30%	0.00%	(27.18)%
2001	193,757	8.56	1,659	1.30%	0.05%	(30.43)%
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2003	8,975	12.31	111	1.30%	0.84%	23.10%
Federated Insurance Series:
Federated American Leaders Fund II — Primary Shares
2003	43,528	16.74	729	1.30%	1.54%	26.04%
2002	46,687	13.28	620	1.30%	1.25%	(21.25)%
2001	63,683	16.86	1,074	1.30%	1.19%	(5.46)%
Federated Capital Income Fund II
2003	23,728	12.98	308	1.30%	6.24%	19.11%
2002	23,173	10.90	253	1.30%	5.32%	(24.94)%
2001	23,007	14.52	334	1.30%	3.44%	(14.85)%
Federated High Income Bond Fund II — Primary Shares
2003	48,040	16.71	803	1.30%	5.64%	20.63%
2002	49,334	13.85	683	1.30%	9.50%	0.07%
2001	43,255	13.84	599	1.30%	10.72%	0.06%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Initial Class
2003	256,975	40.10	10,304	1.30%	1.81%	28.64%
2002	274,815	31.17	8,566	1.30%	1.87%	(18.02)%
2001	323,795	38.02	12,311	1.30%	1.73%	(6.20)%
VIP Growth Portfolio — Initial Class
2003	161,999	40.45	6,553	1.30%	0.27%	31.13%
2002	178,203	30.85	5,498	1.30%	0.26%	(31.01)%
2001	212,582	44.72	9,507	1.30%	0.08%	(18.72)%
VIP Overseas Portfolio — Initial Class
2003	232,040	20.31	4,713	1.30%	0.51%	41.51%
2002	265,593	14.35	3,811	1.30%	0.75%	(21.31)%
2001	126,121	18.24	2,300	1.30%	5.64%	(22.20)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Asset ManagerSM Portfolio — Initial Class
2003	174,391	$28.41	$4,955	1.30%	3.60%	16.45%
2002	188,247	24.40	4,593	1.30%	4.20%	(9.91)%
2001	219,198	27.08	5,936	1.30%	4.33%	(5.34)%
VIP II Contrafund® Portfolio — Initial Class
2003	260,928	29.05	7,580	1.30%	0.45%	26.80%
2002	252,256	22.91	5,779	1.30%	0.87%	(10.53)%
2001	303,135	25.60	7,760	1.30%	0.84%	(13.39)%
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Growth & Income Portfolio — Initial Class
2003	40,229	14.69	591	1.30%	1.16%	22.17%
2002	35,060	12.02	421	1.30%	1.30%	(17.70)%
2001	35,267	14.61	515	1.30%	1.62%	(9.94)%
VIP III Growth Opportunities Portfolio — Initial Class
2003	18,024	10.63	192	1.30%	0.84%	28.19%
2002	25,246	8.29	209	1.30%	1.09%	(22.86)%
2001	29,917	10.75	322	1.30%	0.45%	(15.54)%
VIP III Mid Cap Portfolio — Service Class 2
2003	8,391	13.95	117	1.30%	0.20%	39.45%
GE Investments Funds, Inc.:
Global Income Fund
2003	17,333	12.64	219	1.30%	3.25%	10.24%
2002	13,107	11.47	150	1.30%	0.64%	15.12%
2001	3,313	9.96	33	1.30%	0.00%	(2.96)%
Income Fund
2003	131,112	13.34	1,749	1.30%	4.63%	2.26%
2002	146,090	13.05	1,906	1.30%	4.15%	8.46%
2001	103,897	12.03	1,250	1.30%	4.74%	6.03%
International Equity Fund
2003	29,649	12.82	380	1.30%	0.95%	36.12%
2002	41,672	9.42	393	1.30%	1.71%	(24.82)%
2001	41,454	12.53	519	1.30%	1.50%	(21.89)%
Mid-Cap Value Equity Fund
2003	95,002	18.93	1,799	1.30%	1.54%	31.22%
2002	84,565	14.43	1,220	1.30%	1.04%	(14.88)%
2001	71,065	16.95	1,205	1.30%	0.84%	(0.98)%
Money Market Fund
2003	600,463	17.39	10,441	1.30%	0.80%	(0.53)%
2002	835,428	17.48	14,603	1.30%	1.54%	0.16%
2001	810,426	17.45	14,142	1.30%	3.78%	2.62%
Premier Growth Equity Fund
2003	77,301	9.78	756	1.30%	0.21%	27.25%
2002	64,298	7.69	494	1.30%	0.05%	(22.04)%
2001	73,412	9.86	724	1.30%	0.11%	(10.32)%
Real Estate Securities Fund
2003	62,954	28.06	1,766	1.30%	4.35%	35.60%
2002	46,757	20.69	967	1.30%	4.24%	(2.63)%
2001	41,820	21.25	889	1.30%	3.41%	10.38%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
S&P 500® Index Fund
2003	118,264	$38.71	$4,578	1.30%	1.51%	26.61%
2002	120,870	30.57	3,695	1.30%	1.39%	(23.38)%
2001	138,814	39.90	5,539	1.30%	0.98%	(13.41)%
Small-Cap Value Equity Fund
2003	28,721	12.84	369	1.30%	0.10%	28.42%
Total Return Fund
2003	54,211	35.36	1,917	1.30%	1.39%	18.76%
2002	54,067	29.77	1,610	1.30%	2.36%	(10.49)%
2001	51,334	33.26	1,707	1.30%	2.56%	(4.16)%
U.S. Equity Fund
2003	39,733	10.82	430	1.30%	1.06%	21.68%
2002	35,121	8.89	312	1.30%	1.24%	(20.31)%
2001	19,782	11.16	221	1.30%	1.02%	(9.67)%
Goldman Sachs Variable Insurance Trust:
Goldman Sachs Growth and Income Fund
2003	10,992	8.33	92	1.30%	1.39%	22.75%
2002	7,637	6.79	52	1.30%	1.48%	(12.49)%
2001	6,794	7.75	53	1.30%	0.54%	(10.52)%
Goldman Sachs Mid Cap Value Fund
2003	203,015	14.28	2,898	1.30%	0.99%	26.73%
2002	201,801	11.26	2,272	1.30%	0.94%	(5.93)%
2001	205,679	11.97	2,462	1.30%	1.36%	10.59%
Janus Aspen Series:
Balanced Portfolio — Institutional Shares
2003	189,807	22.97	4,360	1.30%	2.26%	12.57%
2002	189,007	20.41	3,858	1.30%	2.27%	(7.66)%
2001	272,413	22.10	6,020	1.30%	1.30%	(5.91)%
Capital Appreciation Portfolio — Institutional Shares
2003	50,233	19.92	1,001	1.30%	0.45%	18.97%
2002	58,293	16.74	976	1.30%	0.52%	(16.77)%
2001	84,216	20.11	1,694	1.30%	0.39%	(22.70)%
Flexible Income Portfolio — Institutional Shares
2003	19,214	17.21	331	1.30%	3.22%	5.01%
2002	19,609	16.38	321	1.30%	4.46%	9.04%
2001	24,373	15.03	366	1.30%	3.29%	6.33%
Global Life Sciences Portfolio — Service Shares
2003	22,853	8.14	186	1.30%	0.00%	24.56%
2002	41,499	6.53	271	1.30%	0.00%	(30.46)%
2001	33,891	9.40	319	1.30%	0.00%	(17.84)%
Global Technology Portfolio — Service Shares
2003	20,384	3.55	72	1.30%	0.00%	44.58%
2002	4,019	2.46	10	1.30%	0.00%	(41.70)%
2001	10,228	4.21	43	1.30%	0.00%	(38.14)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
Growth Portfolio — Institutional Shares
2003	193,045	$19.92	$3,846	1.30%	0.09%	30.03%
2002	208,895	15.32	3,200	1.30%	0.00%	(27.46)%
2001	247,523	21.12	5,228	1.30%	0.02%	(25.72)%
International Growth Portfolio — Institutional Shares
2003	98,597	17.48	1,723	1.30%	1.17%	33.17%
2002	96,464	13.13	1,267	1.30%	0.83%	(26.55)%
2001	119,975	17.87	2,144	1.30%	0.36%	(24.24)%
Mid Cap Growth Portfolio — Institutional Shares
2003	86,612	19.06	1,651	1.30%	0.00%	33.35%
2002	87,006	14.29	1,243	1.30%	0.00%	(28.87)%
2001	119,899	20.10	2,410	1.30%	0.00%	(40.24)%
Worldwide Growth Portfolio — Institutional Shares
2003	241,380	22.12	5,339	1.30%	1.06%	22.38%
2002	311,606	18.07	5,631	1.30%	0.86%	(26.47)%
2001	380,878	24.58	9,362	1.30%	0.23%	(23.45)%
MFS® Variable Insurance Trust:
MFS® New Discovery Series — Service Class Shares
2003	7,618	12.75	97	1.30%	0.00%	27.48%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
2003	90,347	35.08	3,170	1.30%	0.00%	23.96%
2002	100,317	28.30	2,839	1.30%	0.72%	(28.73)%
2001	125,888	39.71	4,999	1.30%	1.01%	(32.17)%
Oppenheimer Bond Fund/VA
2003	65,421	28.45	1,861	1.30%	5.38%	5.40%
2002	69,645	26.99	1,880	1.30%	7.20%	7.67%
2001	66,563	25.07	1,669	1.30%	8.25%	6.38%
Oppenheimer Capital Appreciation Fund/VA
2003	80,653	41.35	3,335	1.30%	0.39%	29.25%
2002	82,292	31.99	2,633	1.30%	0.61%	(27.81)%
2001	87,276	44.31	3,867	1.30%	0.65%	(13.72)%
Oppenheimer High Income Fund/VA
2003	84,132	37.03	3,116	1.30%	6.28%	22.35%
2002	79,265	30.27	2,399	1.30%	11.03%	(3.66)%
2001	99,852	31.42	3,137	1.30%	10.64%	0.64%
Oppenheimer Multiple Strategies Fund/VA
2003	88,781	35.03	3,110	1.30%	2.86%	23.34%
2002	88,224	28.40	2,506	1.30%	3.80%	(11.56)%
2001	103,256	32.12	3,317	1.30%	3.69%	0.88%
PBHG Insurance Series Fund, Inc.:
PBHG Growth II Portfolio
2003	14,136	9.17	130	1.30%	0.00%	24.08%
2002	36,730	7.39	271	1.30%	0.00%	(31.33)%
2001	20,392	10.76	219	1.30%	0.00%	(41.25)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type I:		Unit Value	000s
PBHG Large Cap Growth Portfolio
2003	21,989	$15.32	$337	1.30%	0.00%	29.49%
2002	22,443	11.83	265	1.30%	0.00%	(30.24)%
2001	21,136	16.96	358	1.30%	0.00%	(29.22)%
PIMCO Variable Insurance Trust:
Total Return Portfolio — Administrative Class Shares
2003	20,461	10.11	207	1.30%	2.86%	1.08%
Salomon Brothers Variable Series Fund Inc:
Salomon Brothers Variable Investors Fund — Class I
2003	44,007	14.28	629	1.30%	1.69%	30.62%
2002	34,451	10.93	377	1.30%	1.15%	(24.05)%
2001	32,541	14.40	469	1.30%	0.84%	(5.40)%
Salomon Brothers Variable Strategic Bond Fund — Class I
2003	32,833	13.61	447	1.30%	3.73%	11.76%
2002	41,784	12.18	509	1.30%	4.54%	7.43%
2001	5,645	11.34	64	1.30%	6.66%	5.52%
Salomon Brothers Variable Total Return Fund — Class I
2003	11,442	11.64	133	1.30%	3.04%	14.41%
2002	4,036	10.17	41	1.30%	1.68%	(8.08)%
2001	2,619	11.07	29	1.30%	3.56%	(2.09)%

Type II:
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund — Series II Shares
2003	8,612	13.03	112	0.00%	0.00%	30.34%
AIM V.I. Capital Appreciation Fund — Series I Shares
2003	33,777	6.54	221	0.00%	0.00%	29.52%
2002	10,253	5.05	52	0.00%	0.00%	(24.36)%
2001	2,807	6.68	19	0.00%	0.00%	(24.12)%
AIM V.I. Growth Fund — Series I Shares
2003	27,212	5.29	144	0.00%	0.00%	31.24%
2002	16,273	4.03	66	0.00%	0.00%	(30.97)%
2001	1,615	5.84	9	0.00%	0.29%	(34.61)%
AIM V.I. Premier Equity Fund — Series I Shares
2003	69,677	7.33	511	0.00%	0.32%	25.08%
2002	59,640	5.86	349	0.00%	0.43%	(30.26)%
2001	27,610	8.40	232	0.00%	0.28%	(13.52)%
AllianceBernstein Variable Products Series Fund, Inc.:
Growth and Income Portfolio — Class B
2003	238,518	10.69	2,551	0.00%	0.84%	32.18%
2002	164,253	8.09	1,329	0.00%	0.52%	(22.26)%
2001	47,021	10.41	489	0.00%	0.08%	(0.94)%
Premier Growth Portfolio — Class B
2003	43,917	6.49	285	0.00%	0.00%	23.37%
2002	27,422	5.26	144	0.00%	0.00%	(30.84)%
2001	5,207	7.60	40	0.00%	0.00%	(18.30)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
Quasar Portfolio — Class B
2003	10,919	$8.24	$90	0.00%	0.00%	48.67%
2002	17,405	5.54	96	0.00%	0.00%	(32.06)%
2001	7,501	8.16	61	0.00%	0.00%	(13.81)%
Technology Portfolio — Class B
2003	1,357	13.31	18	0.00%	0.00%	33.12%
Dreyfus:
Dreyfus Investment Portfolios-Emerging Markets Portfolio — Initial Shares
2002	2,370	9.74	23	0.00%	1.50%	(0.48)%
2001	412	9.78	4	0.00%	0.60%	2.19%
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
2003	5,713	6.41	37	0.00%	0.12%	26.00%
2002	4,597	5.08	23	0.00%	0.37%	(28.94)%
2001	1,726	7.15	12	0.00%	0.07%	(23.42)%
Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
2003	17,325	10.24	177	0.00%	0.92%	2.38%
VT Worldwide Health Sciences Fund
2003	8,496	12.02	102	0.00%	0.00%	20.23%
Federated Insurance Series:
Federated High Income Bond Fund II — Service Shares
2003	43,130	12.02	518	0.00%	6.11%	21.79%
2002	20,604	9.87	203	0.00%	8.72%	1.23%
2001	11,377	9.73	111	0.00%	0.00%	(2.65)%
Federated International Small Company Fund II
2002	2,749	5.43	15	0.00%	0.00%	(17.48)%
2001	1,519	6.58	10	0.00%	0.00%	(30.78)%
Federated Kaufmann Fund II — Service Shares
2003	14,681	13.44	197	0.00%	0.00%	34.43%
Fidelity Variable Insurance Products Fund (VIP):
VIP Equity-Income Portfolio — Service Class 2
2003	169,061	10.72	1,813	0.00%	1.28%	30.03%
2002	90,067	8.25	743	0.00%	1.02%	(17.15)%
2001	29,152	9.96	290	0.00%	0.00%	(6.26)%
VIP Growth Portfolio — Service Class 2
2003	57,546	6.96	400	0.00%	0.09%	32.54%
2002	28,278	5.25	148	0.00%	0.11%	(30.30)%
2001	13,129	7.53	99	0.00%	0.00%	(18.76)%
Fidelity Variable Insurance Products Fund II (VIP II):
VIP II Contrafund® Portfolio — Service Class 2
2003	134,756	9.98	1,345	0.00%	0.21%	28.20%
2002	53,898	7.78	419	0.00%	0.27%	(9.60)%
2001	7,959	8.61	69	0.00%	0.00%	(13.43)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
Fidelity Variable Insurance Products Fund III (VIP III):
VIP III Growth & Income Portfolio — Service Class 2
2003	33,617	$9.01	$303	0.00%	0.77%	23.44%
2002	12,761	7.30	93	0.00%	1.11%	(16.84)%
2001	8,285	8.78	73	0.00%	0.00%	(10.00)%
VIP III Mid Cap Portfolio — Service Class 2
2003	90,145	12.64	1,140	0.00%	0.20%	38.25%
2002	40,527	9.15	371	0.00%	0.43%	(10.02)%
2001	9,368	10.17	95	0.00%	0.00%	(4.57)%
GE Investments Funds, Inc.:
Income Fund
2003	30,525	11.14	340	0.00%	4.63%	3.60%
2002	3,685	10.75	40	0.00%	4.15%	9.89%
Mid-Cap Value Equity Fund
2003	85,984	12.43	1,069	0.00%	1.54%	32.94%
2002	56,198	9.35	525	0.00%	1.04%	(13.76)%
2001	16,047	10.84	174	0.00%	0.84%	(0.77)%
Money Market Fund
2003	162,198	10.75	1,744	0.00%	0.80%	0.78%
2002	156,489	10.67	1,670	0.00%	1.54%	1.47%
2001	62,265	10.51	654	0.00%	3.78%	2.83%
Premier Growth Equity Fund
2003	75,879	8.89	675	0.00%	0.21%	28.91%
2002	28,636	6.90	198	0.00%	0.05%	(21.02)%
2001	2,652	8.74	23	0.00%	0.11%	(10.13)%
Real Estate Securities Fund
2003	13,675	12.61	172	0.00%	4.35%	26.14%
S&P 500® Index Fund
2003	372,096	8.38	3,116	0.00%	1.51%	28.27%
2002	214,227	6.53	1,399	0.00%	1.39%	(22.37)%
2001	51,742	8.41	435	0.00%	0.98%	(13.23)%
Small-Cap Value Equity Fund
2003	65,348	13.56	886	0.00%	0.10%	24.11%
2002	40,812	10.93	446	0.00%	0.40%	(13.86)%
2001	7,759	12.68	98	0.00%	0.81%	8.77%
Total Return Fund
2003	30,240	11.55	349	0.00%	1.39%	15.49%
U.S. Equity Fund
2003	50,413	9.15	461	0.00%	1.06%	23.28%
2002	28,924	7.42	215	0.00%	1.24%	(19.26)%
2001	13,161	9.19	121	0.00%	1.02%	(9.47)%
Value Equity Fund
2003	53,308	9.49	506	0.00%	2.14%	24.05%
2002	17,577	7.65	134	0.00%	1.39%	(17.57)%
2001	5,347	9.28	50	0.00%	1.29%	(9.75)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
Greenwich Street Series Fund:
Salomon Brothers Variable Emerging Growth Fund — Class II
2003	5,361	$12.70	$68	0.00%	0.00%	26.97%
Janus Aspen Series:
Balanced Portfolio — Service Shares
2003	159,732	10.15	1,621	0.00%	2.08%	13.72%
2002	103,642	8.92	924	0.00%	2.60%	(6.67)%
2001	32,003	9.56	306	0.00%	1.78%	(5.94)%
Capital Appreciation Portfolio — Service Shares
2003	16,901	7.26	123	0.00%	0.33%	20.23%
2002	5,407	6.04	33	0.00%	0.34%	(15.93)%
2001	4,011	7.18	29	0.00%	0.30%	(22.68)%
Global Life Sciences Portfolio — Service Shares
2003	33,987	7.35	250	0.00%	0.00%	26.19%
2002	37,278	5.83	217	0.00%	0.00%	(29.55)%
2001	1,375	8.27	11	0.00%	0.00%	(17.67)%
Global Technology Portfolio — Service Shares
2003	3,988	4.31	17	0.00%	0.00%	46.47%
2002	3,129	2.94	9	0.00%	0.00%	(40.93)%
2001	3,199	4.98	16	0.00%	0.00%	(38.00)%
Growth Portfolio — Service Shares
2003	14,990	6.50	97	0.00%	0.00%	31.49%
2002	15,336	4.94	76	0.00%	0.00%	(26.72)%
2001	7,098	6.75	48	0.00%	0.00%	(25.72)%
International Growth Portfolio — Service Shares
2003	38,388	7.01	269	0.00%	1.28%	34.53%
2002	8,182	5.21	43	0.00%	1.08%	(25.76)%
2001	314	7.02	2	0.00%	0.14%	(24.27)%
Mid Cap Growth Portfolio — Service Shares
2003	120,138	4.79	575	0.00%	0.00%	34.76%
2002	115,968	3.55	412	0.00%	0.00%	(28.12)%
2001	8,681	4.94	43	0.00%	0.00%	(40.25)%
Worldwide Growth Portfolio — Service Shares
2003	33,504	6.56	220	0.00%	0.90%	23.68%
2002	24,100	5.31	128	0.00%	0.62%	(25.71)%
2001	17,274	7.14	123	0.00%	0.12%	(23.46)%
MFS® Variable Insurance Trust:
MFS® Investors Growth Stock Series — Service Class Shares
2003	69,512	6.17	429	0.00%	0.00%	22.60%
2002	43,754	5.03	220	0.00%	0.00%	(27.71)%
2001	2,871	6.96	20	0.00%	0.05%	(25.65)%
MFS® Investors Trust Series — Service Class Shares
2003	99,299	8.08	802	0.00%	0.46%	21.84%
2002	91,756	6.63	608	0.00%	0.57%	(21.15)%
2001	4,410	8.41	37	0.00%	0.00%	(17.02)%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
MFS® New Discovery Series — Service Class Shares
2003	22,855	$8.30	$190	0.00%	0.00%	33.43%
2002	14,432	6.22	90	0.00%	0.00%	(31.80)%
2001	7,447	9.12	68	0.00%	0.00%	(6.29)%
MFS® Utilities Series — Service Class Shares
2003	138,622	7.93	1,099	0.00%	2.04%	35.57%
2002	122,827	5.85	719	0.00%	3.05%	(22.90)%
2001	12,254	7.58	93	0.00%	0.20%	(25.27)%
Nations Separate Account Trust:
Nations Marsico Growth Portfolio
2003	6,802	12.48	85	0.00%	0.00%	24.83%
Nations Marsico International Opportunities Portfolio
2003	2,909	13.52	39	0.00%	0.01%	35.21%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA — Service Shares
2003	6,046	12.12	73	0.00%	0.00%	21.19%
Oppenheimer Capital Appreciation Fund/VA — Service Shares
2003	5,497	12.43	68	0.00%	0.00%	24.30%
Oppenheimer Global Securities Fund/VA — Service Shares
2003	142,490	9.96	1,419	0.00%	0.57%	42.86%
2002	92,829	6.97	647	0.00%	0.32%	(22.36)%
2001	30,600	8.98	275	0.00%	0.00%	(13.13)%
Oppenheimer Main Street Fund/VA — Service Shares
2003	108,531	8.75	950	0.00%	0.69%	26.44%
2002	54,127	6.92	375	0.00%	0.41%	(19.03)%
2001	16,001	8.54	137	0.00%	0.10%	(11.25)%
Oppenheimer Main Street Small Cap Fund/VA — Service Shares
2003	13,894	13.84	192	0.00%	0.00%	38.43%
PIMCO Variable Insurance Trust:
Foreign Bond Portfolio — Administrative Class Shares
2003	7,145	12.35	88	0.00%	2.73%	2.26%
2002	10,590	12.07	128	0.00%	3.29%	8.19%
2001	666	11.16	7	0.00%	0.86%	6.42%
High Yield Portfolio — Administrative Class Shares
2003	99,205	12.40	1,230	0.00%	7.39%	22.85%
2002	47,959	10.09	484	0.00%	8.21%	(1.19)%
2001	13,183	10.21	135	0.00%	5.25%	1.23%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2003	123,446	13.68	1,689	0.00%	3.07%	3.90%
2002	57,387	13.17	756	0.00%	3.91%	17.58%
2001	16,855	11.20	189	0.00%	2.37%	4.70%

GE LIFE & ANNUITY SEPARATE ACCOUNT III

Notes to Financial Statements — Continued

December 31, 2003

	Units	Net Assets		Expenses as a % of Average Net Assets	Investment Income Ratio	Total Return
Type II:		Unit Value	000s
Total Return Portfolio — Administrative Class Shares
2003	257,227	$12.81	$3,296	0.00%	2.86%	5.04%
2002	126,757	12.20	1,546	0.00%	3.98%	9.07%
2001	22,145	11.18	248	0.00%	2.04%	7.19%
Rydex Variable Trust:
OTC Fund
2003	11,019	4.22	46	0.00%	0.00%	45.41%
2002	7,090	2.90	21	0.00%	0.00%	(38.85)%
2001	390	4.75	2	0.00%	0.00%	(35.88)%
Salomon Brothers Variable Series Funds Inc:
Salomon Brothers Variable All Cap Fund — Class II
2003	5,070	13.06	66	0.00%	0.00%	30.60%
Van Kampen Life Investment Trust:
Comstock Portfolio — Class II Shares
2003	22,416	10.63	238	0.00%	0.54%	30.77%
2002	3,932	8.13	32	0.00%	0.00%	(19.43)%
Emerging Growth Portfolio — Class II Shares
2003	2,774	9.32	26	0.00%	0.00%	27.03%